UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2676

Fidelity School Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Global Bond Fund

March 31, 2016

GLB-QTLY-0516
1.939066.103

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.9%
		Principal Amount(a)	Value
Argentina - 0.7%
YPF SA 8.875% 12/19/18 (Reg. S)		$350,000	$363,300
Bailiwick of Jersey - 0.6%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	324,947
Cayman Islands - 0.2%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (b)	GBP	85,000	126,870
France - 0.8%
BPCE SA 5.7% 10/22/23 (c)		400,000	423,685
Germany - 2.7%
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	700,000	809,121
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	643,307

TOTAL GERMANY			1,452,428

Ireland - 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		150,000	153,281
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (b)	EUR	250,000	273,096
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (b)		530,000	553,012
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (b)	EUR	600,000	681,864
10% 7/30/16	EUR	250,000	291,425

TOTAL IRELAND			1,952,678

Italy - 1.2%
Intesa Sanpaolo SpA 6.625% 9/13/23 (Reg. S)	EUR	350,000	477,282
Telecom Italia SpA 3.625% 1/19/24 (Reg. S)	EUR	150,000	179,575

TOTAL ITALY			656,857

Luxembourg - 1.1%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	566,403
Mexico - 2.3%
Petroleos Mexicanos 3.75% 3/15/19 (Reg. S)	EUR	1,050,000	1,216,003
Netherlands - 0.8%
Deutsche Annington Finance BV 5% 10/2/23 (c)		250,000	263,791
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	150,000	175,877

TOTAL NETHERLANDS			439,668

Portugal - 0.1%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	200,000	53,481
United Kingdom - 7.9%
Anglo American Capital PLC 4.375% 12/2/16	EUR	350,000	402,878
Aviva PLC 6.625% 6/3/41 (b)	GBP	277,000	427,511
Royal Bank of Scotland Group PLC 2.5% 3/22/23 (Reg. S)	EUR	750,000	848,496
Tesco PLC:
5% 3/24/23	GBP	300,000	433,506
6.125% 2/24/22	GBP	550,000	846,748
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	585,000	845,350
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	440,469

TOTAL UNITED KINGDOM			4,244,958

United States of America - 12.9%
Air Lease Corp.:
2.125% 1/15/18		32,000	31,680
3.75% 2/1/22		63,000	62,756
4.25% 9/15/24		52,000	51,350
Alcoa, Inc.:
5.125% 10/1/24		43,000	41,280
5.4% 4/15/21		103,000	104,642
American International Group, Inc. 3.3% 3/1/21		31,000	31,707
Anadarko Petroleum Corp.:
4.85% 3/15/21		12,000	12,222
6.375% 9/15/17		80,000	83,778
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23		1,196,000	1,243,744
Bank of America Corp.:
3.95% 4/21/25		234,000	233,057
4.25% 10/22/26		61,000	62,031
4.45% 3/3/26		67,000	69,182
5.7% 1/24/22		75,000	86,162
5.875% 1/5/21		25,000	28,598
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	181,625
4.1% 10/1/24		62,000	61,408
CBRE Group, Inc. 4.875% 3/1/26		140,000	141,405
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (c)		54,000	53,687
4.5% 6/1/25 (c)		17,000	16,884
5.8% 6/1/45 (c)		21,000	21,276
Corporate Office Properties LP 5% 7/1/25		29,000	29,257
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	114,368
DDR Corp. 3.625% 2/1/25		29,000	28,068
Digital Realty Trust LP 3.95% 7/1/22		40,000	40,739
Discover Financial Services 3.85% 11/21/22		213,000	211,005
Dominion Resources, Inc. 2.9286% 9/30/66 (b)		26,000	18,208
El Paso Corp. 6.5% 9/15/20		150,000	160,975
Entergy Corp. 4% 7/15/22		60,000	63,660
ERP Operating LP 4.625% 12/15/21		213,000	237,119
Express Scripts Holding Co. 4.75% 11/15/21		13,000	14,131
FirstEnergy Corp. 7.375% 11/15/31		340,000	418,849
General Motors Co. 3.5% 10/2/18		30,000	30,714
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,123
3.25% 5/15/18		20,000	20,335
3.5% 7/10/19		51,000	52,307
4.25% 5/15/23		15,000	15,089
4.375% 9/25/21		106,000	109,606
4.75% 8/15/17		25,000	25,809
Halliburton Co.:
3.8% 11/15/25		31,000	31,019
4.85% 11/15/35		27,000	27,004
5% 11/15/45		37,000	36,284
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (b)		133,000	141,978
IPALCO Enterprises, Inc. 3.45% 7/15/20		97,000	97,364
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	30,322
4.35% 8/15/21		28,000	30,642
4.625% 5/10/21		28,000	31,058
4.95% 3/25/20		23,000	25,392
Kinder Morgan, Inc. 4.3% 6/1/25		128,000	121,803
Lazard Group LLC:
4.25% 11/14/20		44,000	45,968
6.85% 6/15/17		2,000	2,108
Liberty Property LP:
3.375% 6/15/23		233,000	230,271
4.75% 10/1/20		67,000	72,381
Morgan Stanley:
4.875% 11/1/22		50,000	54,364
5% 11/24/25		110,000	119,096
MPLX LP 4% 2/15/25		9,000	7,763
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		20,000	19,426
5.25% 1/15/26		72,000	73,394
Puget Energy, Inc.:
5.625% 7/15/22		160,000	179,269
6% 9/1/21		15,000	17,093
6.5% 12/15/20		23,000	26,680
Retail Opportunity Investments Partnership LP 4% 12/15/24		14,000	13,329
Southwestern Energy Co. 3.3% 1/23/18		24,000	19,200
Synchrony Financial:
1.875% 8/15/17		15,000	14,955
3% 8/15/19		22,000	22,353
3.75% 8/15/21		33,000	33,891
Tanger Properties LP 3.75% 12/1/24		42,000	42,259
The AES Corp. 4.875% 5/15/23		200,000	192,500
The Dow Chemical Co. 4.125% 11/15/21		120,000	130,983
The Williams Companies, Inc. 4.55% 6/24/24		32,000	24,320
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)		18,000	18,274
Time Warner Cable, Inc.:
5.5% 9/1/41		37,000	36,702
5.875% 11/15/40		22,000	22,774
6.55% 5/1/37		32,000	35,130
7.3% 7/1/38		59,000	69,222
UBS AG 7.625% 8/17/22		400,000	458,132
Ventas Realty LP 4.125% 1/15/26		19,000	19,519
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		42,000	43,270
Western Gas Partners LP 5.375% 6/1/21		8,000	7,744
WP Carey, Inc. 4% 2/1/25		72,000	67,870

TOTAL UNITED STATES OF AMERICA			6,921,942

TOTAL NONCONVERTIBLE BONDS
(Cost $18,984,792)			18,743,220

U.S. Government Agency - Mortgage Securities - 7.1%
Fannie Mae - 3.2%
2.5% 10/1/29		86,522	89,007
3% 7/1/43		432,262	444,241
3.5% 11/1/26 to 4/1/43		258,421	272,186
4% 8/1/42		539,525	577,917
5% 2/1/38 to 6/1/39		162,835	180,712
5.5% 5/1/37		121,219	135,747

TOTAL FANNIE MAE			1,699,810

Freddie Mac - 2.3%
3% 6/1/45		193,992	198,823
3.5% 4/1/43 to 12/1/45		452,273	476,360
4% 2/1/41 to 4/1/43		176,186	189,467
4.5% 3/1/41 to 4/1/44		311,025	338,660

TOTAL FREDDIE MAC			1,203,310

Ginnie Mae - 1.6%
3% 1/20/43 to 6/20/45		193,262	200,636
3.5% 12/20/41 to 8/20/43		325,651	344,676
4% 12/15/40 to 11/20/41		154,874	166,704
4.5% 5/20/41		144,326	156,719

TOTAL GINNIE MAE			868,735

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,709,890)			3,771,855

Asset-Backed Securities - 0.3%
Truman Capital Mortgage Loan Trust Series 2014-NPL3 Class A1, 3.125% 4/25/53 (c)		$7,787	$7,781
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (c)		158,864	156,429
TOTAL ASSET-BACKED SECURITIES
(Cost $166,444)			164,210

Commercial Mortgage Securities - 4.9%
United States of America - 4.9%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	314,457
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		704,933	717,124
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	510,381
Series 2007-C32 Class A3, 5.7218% 6/15/49 (b)		225,000	229,446
Series 2007-C33 Class A4, 5.9535% 2/15/51 (b)		843,456	869,088
TOTAL UNITED STATES OF AMERICA
(Cost $2,905,052)			2,640,496

U.S. Government and Government Agency Obligations - 2.3%
U.S. Treasury Obligations - 2.3%
U.S. Treasury Bonds 3% 11/15/44 (e)		875,000	944,419
U.S. Treasury Notes 1.5% 3/31/23		306,000	305,091
			1,249,510
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,184,516)			1,249,510

Foreign Government and Government Agency Obligations - 34.2%
Australia - 1.9%
Australian Commonwealth:
2.75% 4/21/24	AUD	$757,000	$596,064
2.75% 6/21/35 (Reg. S)	AUD	60,000	43,970
3.75% 4/21/37 (Reg. S)	AUD	5,000	4,219
4.25% 4/21/26	AUD	40,000	35,436
5.5% 4/21/23	AUD	52,000	48,173
5.75% 5/15/21	AUD	108,000	97,383
5.75% 7/15/22	AUD	195,000	180,346

TOTAL AUSTRALIA			1,005,591

Belgium - 0.0%
Belgian Kingdom 3% 6/22/34 (c)	EUR	14,000	21,010
Canada - 1.1%
Canadian Government:
1.25% 2/1/18	CAD	181,000	141,156
2.75% 12/1/48	CAD	70,000	63,213
4% 6/1/41	CAD	118,000	126,083
5% 6/1/37	CAD	104,000	121,489
5.75% 6/1/29	CAD	31,000	35,506
Ontario Province 4.65% 6/2/41	CAD	110,000	107,081

TOTAL CANADA			594,528

Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	15,517
Czech Republic - 0.3%
Czech Republic:
2.5% 8/25/28	CZK	1,610,000	82,721
4.2% 12/4/36	CZK	270,000	17,742
5.7% 5/25/24	CZK	900,000	54,561

TOTAL CZECH REPUBLIC			155,024

Denmark - 0.5%
Danish Kingdom:
1.5% 11/15/23	DKK	1,415,000	237,710
4.5% 11/15/39	DKK	66,000	17,589

TOTAL DENMARK			255,299

France - 2.2%
French Government:
OAT 3.25% 5/25/45	EUR	125,000	205,634
2.5% 5/25/30	EUR	706,000	981,108

TOTAL FRANCE			1,186,742

Germany - 0.2%
German Federal Republic 0.5% 2/15/26(Reg. S)	EUR	100,000	117,520
Indonesia - 0.4%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	200,000	234,294
Ireland - 1.7%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	61,026
2.4% 5/15/30 (Reg. S)	EUR	78,000	103,445
4.5% 4/18/20	EUR	34,000	45,794
5.4% 3/13/25	EUR	438,000	702,824

TOTAL IRELAND			913,089

Israel - 0.7%
Israeli State:
3.75% 3/31/24	ILS	199,000	61,502
4.25% 3/31/23	ILS	62,000	19,650
5% 1/31/20	ILS	89,000	27,585
5.5% 1/31/22	ILS	296,000	98,298
5.5% 1/31/42	ILS	28,000	10,871
6% 2/28/19	ILS	434,000	134,113

TOTAL ISRAEL			352,019

Italy - 4.8%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	10,000	11,734
2.15% 12/15/21	EUR	323,000	401,800
2.7% 3/1/47 (c)	EUR	12,000	14,569
3.5% 6/1/18	EUR	592,000	724,484
3.5% 12/1/18	EUR	319,000	396,530
4.5% 5/1/23	EUR	93,000	133,010
Italian Republic:
4% 2/1/37	EUR	30,000	45,029
4.5% 3/1/26	EUR	96,000	142,353
5% 8/1/34	EUR	204,000	340,799
5% 9/1/40	EUR	23,000	39,513
6% 5/1/31	EUR	20,000	35,505
6.5% 11/1/27	EUR	154,000	268,053

TOTAL ITALY			2,553,379

Japan - 5.7%
Japan Government:
0.1% 3/20/26	JPY	69,200,000	624,066
1% 12/20/35	JPY	129,250,000	1,271,369
1.2% 12/20/34	JPY	10,600,000	108,097
1.2% 3/20/35	JPY	1,250,000	12,734
1.2% 9/20/35	JPY	6,900,000	70,169
1.4% 9/20/34	JPY	22,100,000	232,470
1.5% 6/20/34	JPY	15,700,000	167,641
1.9% 12/20/28	JPY	9,250,000	101,362
2.1% 12/20/25	JPY	13,950,000	150,069
2.1% 3/20/26	JPY	6,400,000	69,058
2.2% 3/20/26	JPY	25,600,000	278,508

TOTAL JAPAN			3,085,543

Korea (South) - 2.2%
Korean Republic:
2% 3/10/20	KRW	25,300,000	22,489
2% 9/10/20	KRW	45,070,000	40,110
2.25% 6/10/25	KRW	28,900,000	26,211
2.75% 3/10/18	KRW	574,680,000	513,947
3% 9/10/24	KRW	147,850,000	141,415
3% 12/10/42	KRW	109,490,000	117,274
3.125% 3/10/19	KRW	115,360,000	105,469
3.5% 3/10/24	KRW	215,510,000	212,427
5.25% 3/10/27	KRW	18,600,000	21,748

TOTAL KOREA (SOUTH)			1,201,090

Malaysia - 0.5%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	104,937
3.814% 2/15/17	MYR	195,000	50,444
3.889% 7/31/20	MYR	417,000	108,606
3.892% 3/15/27	MYR	46,000	11,549
4.935% 9/30/43	MYR	9,000	2,383

TOTAL MALAYSIA			277,919

Mexico - 1.2%
United Mexican States:
3.625% 4/9/29	EUR	100,000	122,314
4.75% 6/14/18	MXN	3,927,000	228,568
6.5% 6/10/21	MXN	1,100,000	66,862
8.5% 5/31/29	MXN	2,578,000	178,533
8.5% 11/18/38	MXN	230,000	16,117
10% 11/20/36	MXN	90,000	7,193

TOTAL MEXICO			619,587

New Zealand - 0.3%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	19,786
5.5% 4/15/23	NZD	46,000	37,819
6% 12/15/17	NZD	107,000	78,905

TOTAL NEW ZEALAND			136,510

Norway - 0.2%
Kingdom of Norway 4.5% 5/22/19	NOK	420,000	57,168
Norway Government Bond:
1.75% 3/13/25	NOK	116,000	14,794
3% 3/14/24	NOK	159,000	22,136

TOTAL NORWAY			94,098

Poland - 0.8%
Polish Government:
1.5% 4/25/20	PLN	365,000	96,198
3.25% 7/25/25	PLN	212,000	59,259
4% 10/25/23	PLN	275,000	81,132
5.5% 10/25/19	PLN	362,000	109,769
5.75% 10/25/21	PLN	53,000	16,835
5.75% 9/23/22	PLN	239,000	77,093
5.75% 4/25/29	PLN	31,000	10,560

TOTAL POLAND			450,846

Russia - 0.4%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	39,291
7% 8/16/23	RUB	4,135,000	55,269
7.05% 1/19/28	RUB	681,000	8,784
7.5% 2/27/19	RUB	5,115,000	72,958
7.6% 7/20/22	RUB	2,400,000	33,325

TOTAL RUSSIA			209,627

Singapore - 0.3%
Republic of Singapore:
2.25% 6/1/21	SGD	13,000	10,018
3.25% 9/1/20	SGD	163,000	131,273
3.375% 9/1/33	SGD	26,000	22,117

TOTAL SINGAPORE			163,408

Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	25,000	31,088
South Africa - 1.0%
South African Republic:
7.25% 1/15/20	ZAR	675,000	43,784
7.75% 2/28/23	ZAR	2,900,000	184,078
8% 12/21/18	ZAR	467,000	31,292
8% 1/31/30	ZAR	1,130,000	67,663
8.5% 1/31/37	ZAR	1,800,000	107,747
8.75% 1/31/44	ZAR	307,000	18,524
10.5% 12/21/26	ZAR	856,000	63,348

TOTAL SOUTH AFRICA			516,436

Spain - 2.6%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (c)	EUR	40,000	45,852
2.15% 10/31/25(Reg. S) (c)	EUR	110,000	133,804
3.75% 10/31/18	EUR	474,000	590,852
4.4% 10/31/23 (c)	EUR	334,000	472,926
5.15% 10/31/44	EUR	83,000	143,282
5.75% 7/30/32	EUR	13,000	22,483

TOTAL SPAIN			1,409,199

Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	180,000	25,075
2.5% 5/12/25	SEK	705,000	102,034
3.5% 3/30/39	SEK	35,000	5,860
5% 12/1/20	SEK	680,000	103,804

TOTAL SWEDEN			236,773

Switzerland - 0.6%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	321,550
Thailand - 0.6%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	78,195
3.625% 6/16/23	THB	5,574,000	180,069
4.675% 6/29/44	THB	530,000	20,733
4.875% 6/22/29	THB	540,000	20,526

TOTAL THAILAND			299,523

Turkey - 0.7%
Turkish Republic:
7.1% 3/8/23	TRY	45,000	13,894
7.4% 2/5/20	TRY	57,000	18,802
8.3% 6/20/18	TRY	144,000	49,724
8.5% 7/10/19	TRY	141,000	48,488
8.5% 9/14/22	TRY	159,000	53,168
8.8% 11/14/18	TRY	295,000	102,624
8.8% 9/27/23	TRY	266,000	89,869

TOTAL TURKEY			376,569

United Kingdom - 2.8%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	10,000	17,196
3.5% 1/22/45	GBP	24,000	43,286
4.25% 6/7/32	GBP	36,000	68,073
4.5% 9/7/34	GBP	690,000	1,358,127

TOTAL UNITED KINGDOM			1,486,682

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,751,947)			18,320,460

Municipal Securities - 0.6%
United States of America - 0.6%
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	186,068
Illinois Gen. Oblig.:
Series 2003:		$	$
4.35% 6/1/18		25,000	25,533
4.95% 6/1/23		55,000	57,399
Series 2011:
5.665% 3/1/18		10,000	10,538
5.877% 3/1/19		50,000	54,278
TOTAL UNITED STATES OF AMERICA
(Cost $355,131)			333,816

Preferred Securities - 7.1%
France - 3.4%
BNP Paribas SA 6.125% (b)(f)	EUR	$390,000	$430,595
Credit Agricole SA:
6.625% (Reg. S) (b)(f)		825,000	776,462
8.125% 9/19/33 (Reg. S) (b)		550,000	598,085

TOTAL FRANCE			1,805,142

Ireland - 0.6%
Allied Irish Banks PLC 7.375% (Reg. S) (b)(f)	EUR	315,000	329,909
Italy - 0.6%
Intesa Sanpaolo SpA 7% (Reg. S) (b)(f)	EUR	280,000	307,458
Netherlands - 0.3%
Volkswagen International Finance NV 2.5%(Reg. S) (b)(f)	EUR	175,000	165,402
Switzerland - 0.5%
UBS Group AG 6.875% 12/31/49 (Reg. S) (b)(f)		300,000	297,997
United Kingdom - 1.7%
Barclays Bank PLC 7.625% 11/21/22		833,000	918,508
TOTAL PREFERRED SECURITIES
(Cost $3,863,439)			3,824,416
		Shares	Value

Fixed-Income Funds - 0.3%
Fidelity Mortgage Backed Securities Central Fund (g)
(Cost $157,281)		1,485	163,487

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.39% (h)
(Cost $1,510,948)		1,510,948	1,510,948
TOTAL INVESTMENT PORTFOLIO - 94.5%
(Cost $51,589,440)			50,722,418
NET OTHER ASSETS (LIABILITIES) - 5.5%			2,943,475
NET ASSETS - 100%			$53,665,893

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
10 Eurex Euro-Bobl Index Contracts (Germany)	June 2016	1,491,787	$587
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	June 2016	575,345	15,427
8 Eurex Euro-OAT Contracts (Germany)	June 2016	1,440,490	20,375
7 TME 10 Year Canadian Note Contracts (Canada)	June 2016	760,393	(4,300)
TOTAL BOND INDEX CONTRACTS			32,089
Treasury Contracts
16 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	3,500,000	4,266
22 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2016	2,665,609	3,558
7 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2016	1,151,063	(2,913)
5 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	June 2016	703,750	5,302
TOTAL TREASURY CONTRACTS			10,213

TOTAL PURCHASED			42,302

Sold
Bond Index Contracts
11 Eurex Euro-Bund Index Contracts (Germany)	June 2016	2,044,260	(7,087)
2 ICE Long Gilt Contracts (United Kingdom)	June 2016	348,204	(1,382)
11 ICE Medium Gilt Contracts (United Kingdom)	June 2016	1,793,948	(686)
TOTAL BOND INDEX CONTRACTS			(9,155)
Treasury Contracts
7 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2016	912,734	(7,780)

TOTAL SOLD			(16,935)

TOTAL FUTURES CONTRACTS			$25,367

The face value of futures purchased as a percentage of Net Assets is 22.9%

The face value of futures sold as a percentage of Net Assets is 9.5%

Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
4/1/16	EUR	Citibank, N.A.	Sell	356,000	$404,096	$(997)
4/4/16	EUR	Citibank, N.A.	Sell	811,000	924,216	1,379
4/4/16	JPY	Citibank, N.A.	Buy	349,100,000	3,106,425	(4,554)
5/13/16	AUD	Credit Suisse Intl.	Sell	234,000	175,622	(3,423)
5/13/16	AUD	Goldman Sachs Bank USA	Buy	463,000	324,841	29,423
5/13/16	AUD	Goldman Sachs Bank USA	Sell	82,000	60,370	(2,372)
5/13/16	AUD	Goldman Sachs Bank USA	Sell	82,000	61,937	(805)
5/13/16	CAD	Citibank, N.A.	Buy	29,000	22,343	(13)
5/13/16	CAD	Citibank, N.A.	Sell	45,000	34,772	121
5/13/16	CAD	Credit Suisse Intl.	Sell	335,000	253,453	(4,499)
5/13/16	CAD	Goldman Sachs Bank USA	Buy	1,488,000	1,058,389	87,379
5/13/16	CHF	Credit Suisse Intl.	Buy	27,000	27,738	390
5/13/16	CHF	JPMorgan Chase Bank, N.A.	Buy	178,000	178,526	6,912
5/13/16	CHF	JPMorgan Chase Bank, N.A.	Sell	275,000	271,010	(15,483)
5/13/16	CNY	BNP Paribas	Sell	390,000	59,163	(1,214)
5/13/16	CZK	Citibank, N.A.	Buy	3,495,000	141,690	5,490
5/13/16	CZK	Citibank, N.A.	Sell	761,000	31,470	(577)
5/13/16	DKK	Citibank, N.A.	Buy	132,000	19,373	808
5/13/16	DKK	Citibank, N.A.	Sell	199,000	29,871	(553)
5/13/16	EUR	BNP Paribas	Buy	204,000	229,905	2,503
5/13/16	EUR	BNP Paribas	Buy	388,000	433,355	8,675
5/13/16	EUR	BNP Paribas	Buy	600,000	674,652	8,901
5/13/16	EUR	BNP Paribas	Buy	636,000	719,227	5,339
5/13/16	EUR	BNP Paribas	Sell	44,000	48,318	(1,809)
5/13/16	EUR	Barclays Bank PLC	Buy	74,000	82,332	1,973
5/13/16	EUR	Barclays Bank PLC	Buy	106,000	117,923	2,838
5/13/16	EUR	Citibank, N.A.	Buy	36,000	39,131	1,882
5/13/16	EUR	Citibank, N.A.	Buy	46,000	51,899	506
5/13/16	EUR	Citibank, N.A.	Buy	53,000	59,666	714
5/13/16	EUR	Citibank, N.A.	Buy	95,000	103,474	4,755
5/13/16	EUR	Citibank, N.A.	Buy	356,000	404,596	978
5/13/16	EUR	Citibank, N.A.	Buy	646,000	737,045	(1,087)
5/13/16	EUR	Citibank, N.A.	Buy	985,000	1,100,395	21,770
5/13/16	EUR	Citibank, N.A.	Sell	34,000	38,588	(146)
5/13/16	EUR	Citibank, N.A.	Sell	54,000	59,232	(2,288)
5/13/16	EUR	Credit Suisse Intl.	Sell	1,636,000	1,830,295	(33,525)
5/13/16	EUR	Goldman Sachs Bank USA	Buy	31,000	34,371	946
5/13/16	EUR	Goldman Sachs Bank USA	Buy	34,000	37,590	1,145
5/13/16	EUR	Goldman Sachs Bank USA	Sell	103,000	114,895	(2,448)
5/13/16	EUR	Goldman Sachs Bank USA	Sell	4,400,000	4,813,072	(199,646)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	38,000	42,265	1,026
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	39,000	43,689	742
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	138,000	155,877	1,341
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	235,000	258,197	9,528
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	318,000	352,852	9,430
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	431,000	476,418	14,600
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	1,123,000	1,240,533	38,849
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	36,000	39,990	(1,024)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	37,000	42,089	(64)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	48,000	53,336	(1,348)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	1,085,000	1,212,115	(23,975)
5/13/16	GBP	BNP Paribas	Buy	73,000	105,806	(947)
5/13/16	GBP	BNP Paribas	Sell	25,000	35,916	5
5/13/16	GBP	Citibank, N.A.	Buy	21,000	30,440	(275)
5/13/16	GBP	Citibank, N.A.	Buy	77,000	107,317	3,287
5/13/16	GBP	Citibank, N.A.	Sell	22,000	31,936	335
5/13/16	GBP	Citibank, N.A.	Sell	37,000	53,178	31
5/13/16	GBP	Credit Suisse Intl.	Sell	219,000	308,991	(5,584)
5/13/16	GBP	Goldman Sachs Bank USA	Buy	42,000	58,818	1,512
5/13/16	GBP	Goldman Sachs Bank USA	Sell	43,000	61,752	(14)
5/13/16	GBP	Goldman Sachs Bank USA	Sell	1,774,000	2,549,948	1,748
5/13/16	GBP	JPMorgan Chase Bank, N.A.	Buy	123,000	178,434	(1,755)
5/13/16	GBP	JPMorgan Chase Bank, N.A.	Buy	142,000	200,586	3,385
5/13/16	HKD	Citibank, N.A.	Buy	145,000	18,617	80
5/13/16	JPY	BNP Paribas	Buy	10,000,000	89,721	(766)
5/13/16	JPY	Barclays Bank PLC	Buy	3,750,000	33,081	277
5/13/16	JPY	Citibank, N.A.	Buy	2,150,000	19,355	(230)
5/13/16	JPY	Citibank, N.A.	Buy	3,900,000	34,555	138
5/13/16	JPY	Citibank, N.A.	Sell	5,000,000	44,430	(48)
5/13/16	JPY	Citibank, N.A.	Sell	341,600,000	3,043,017	4,303
5/13/16	JPY	Credit Suisse Intl.	Buy	3,450,000	30,539	150
5/13/16	JPY	Credit Suisse Intl.	Buy	227,750,000	2,027,942	(1,983)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Buy	40,000,000	352,226	3,595
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Buy	327,050,000	2,725,621	183,664
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	2,850,000	25,085	(268)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	4,750,000	41,853	(400)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	39,950,000	354,399	(978)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	340,000,000	2,989,240	(35,242)
5/13/16	KRW	BNP Paribas	Buy	36,100,000	30,387	1,103
5/13/16	KRW	Citibank, N.A.	Buy	73,311,000	59,578	4,371
5/13/16	KRW	Citibank, N.A.	Sell	31,600,000	27,736	171
5/13/16	KRW	Goldman Sachs Bank USA	Sell	73,021,000	61,054	(2,642)
5/13/16	KRW	JPMorgan Chase Bank, N.A.	Buy	37,800,000	31,089	1,884
5/13/16	KRW	JPMorgan Chase Bank, N.A.	Buy	42,000,000	34,547	2,090
5/13/16	KRW	JPMorgan Chase Bank, N.A.	Sell	72,492,000	62,369	(865)
5/13/16	KRW	JPMorgan Chase Bank, N.A.	Sell	165,600,000	141,508	(2,944)
5/13/16	KRW	JPMorgan Chase Bank, N.A.	Sell	275,300,000	226,333	(13,810)
5/13/16	MXN	Citibank, N.A.	Buy	380,000	21,775	140
5/13/16	MXN	Citibank, N.A.	Buy	1,521,000	81,642	6,074
5/13/16	MXN	Citibank, N.A.	Buy	5,526,000	298,796	19,891
5/13/16	MXN	Credit Suisse Intl.	Buy	1,087,000	59,260	3,428
5/13/16	MXN	Credit Suisse Intl.	Buy	1,130,000	59,683	5,484
5/13/16	MXN	Credit Suisse Intl.	Sell	2,066,000	116,947	(2,200)
5/13/16	MXN	Goldman Sachs Bank USA	Sell	1,081,000	61,725	(617)
5/13/16	MXN	Goldman Sachs Bank USA	Sell	1,087,000	60,425	(2,262)
5/13/16	MXN	Goldman Sachs Bank USA	Sell	1,146,000	62,119	(3,972)
5/13/16	MXN	JPMorgan Chase Bank, N.A.	Sell	1,087,000	59,497	(3,190)
5/13/16	MYR	Goldman Sachs Bank USA	Buy	91,000	22,593	643
5/13/16	MYR	JPMorgan Chase Bank, N.A.	Sell	172,000	42,725	(1,193)
5/13/16	NOK	Citibank, N.A.	Buy	202,000	23,141	1,266
5/13/16	NZD	Goldman Sachs Bank USA	Buy	90,000	58,755	3,322
5/13/16	NZD	Goldman Sachs Bank USA	Buy	91,000	59,432	3,335
5/13/16	NZD	Goldman Sachs Bank USA	Sell	90,000	62,006	(70)
5/13/16	NZD	Goldman Sachs Bank USA	Sell	91,000	60,946	(1,820)
5/13/16	NZD	Goldman Sachs Bank USA	Sell	92,000	61,668	(1,789)
5/13/16	NZD	JPMorgan Chase Bank, N.A.	Buy	17,000	11,522	204
5/13/16	NZD	JPMorgan Chase Bank, N.A.	Sell	180,000	119,612	(4,542)
5/13/16	PLN	Citibank, N.A.	Buy	2,459,000	609,231	49,398
5/13/16	PLN	Goldman Sachs Bank USA	Sell	238,000	EUR 55,006	(1,081)
5/13/16	PLN	JPMorgan Chase Bank, N.A.	Buy	158,000	39,504	2,816
5/13/16	PLN	JPMorgan Chase Bank, N.A.	Sell	588,000	154,202	(3,290)
5/13/16	RUB	Goldman Sachs Bank USA	Buy	1,711,000	24,768	414
5/13/16	RUB	JPMorgan Chase Bank, N.A.	Sell	2,353,000	33,917	(715)
5/13/16	SEK	Barclays Bank PLC	Buy	3,494,000	CHF 416,364	(2,765)
5/13/16	SEK	Citibank, N.A.	Buy	286,000	33,192	2,087
5/13/16	SEK	Citibank, N.A.	Buy	5,458,000	638,830	34,436
5/13/16	SEK	Credit Suisse Intl.	Sell	1,659,000	200,929	(3,715)
5/13/16	SEK	Goldman Sachs Bank USA	Buy	499,000	CHF 57,303	1,856
5/13/16	SEK	Goldman Sachs Bank USA	Sell	505,000	CHF 59,606	(197)
5/13/16	SGD	JPMorgan Chase Bank, N.A.	Buy	33,000	23,993	486
5/13/16	THB	JPMorgan Chase Bank, N.A.	Sell	1,120,000	31,158	(635)
5/13/16	THB	JPMorgan Chase Bank, N.A.	Sell	1,131,000	32,037	(68)
5/13/16	TRY	Citibank, N.A.	Buy	263,000	86,643	5,656
5/13/16	TRY	Credit Suisse Intl.	Sell	195,000	66,760	(1,674)
5/13/16	TRY	JPMorgan Chase Bank, N.A.	Buy	87,000	29,382	1,151
5/13/16	ZAR	Citibank, N.A.	Sell	117,000	7,109	(754)
5/13/16	ZAR	Credit Suisse Intl.	Sell	922,000	59,429	(2,534)
5/13/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	112,000	7,216	311
5/16/16	ILS	JPMorgan Chase Bank, N.A.	Buy	40,000	10,113	545
5/16/16	ILS	JPMorgan Chase Bank, N.A.	Sell	61,000	15,598	(655)
5/16/16	ILS	JPMorgan Chase Bank, N.A.	Sell	181,000	47,163	(1,063)
						$214,013

*Contract Amount in U.S. Dollars unless otherwise noted

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 1,100,000	$(14,926)	$(3,964)	$(18,890)
Sell Protection
Deutsche Bank AG	BB+	Dec. 2016	JPMorgan Chase Bank, N.A.	1%	EUR 550,000	(11,582)	13,457	1,875
Deutsche Bank AG	BB+	Dec. 2020	BNP Paribas SA	1%	EUR 300,000	(45,510)	39,376	(6,134)
TOTAL SELL PROTECTION						(57,092)	52,833	(4,259)

TOTAL CREDIT DEFAULT SWAPS						$(72,018)	$48,869	$(23,149)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CNY – Chinese yuan

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty (new)

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish Lira

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,764,336 or 3.3% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $71,791.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,785
Fidelity Mortgage Backed Securities Central Fund	1,073
Total	$2,858

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$160,259	$1,073	$--	$163,487	0.0%
Total	$160,259	$1,073	$--	$163,487

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$18,743,220	$--	$18,743,220	$--
U.S. Government Agency - Mortgage Securities	3,771,855	--	3,771,855	--
Asset-Backed Securities	164,210	--	164,210	--
Commercial Mortgage Securities	2,640,496	--	2,640,496	--
U.S. Government and Government Agency Obligations	1,249,510	--	1,249,510	--
Foreign Government and Government Agency Obligations	18,320,460	--	18,320,460	--
Municipal Securities	333,816	--	333,816	--
Preferred Securities	3,824,416	--	3,824,416	--
Fixed-Income Funds	163,487	163,487	--	--
Money Market Funds	1,510,948	1,510,948	--	--
Total Investments in Securities:	$50,722,418	$1,674,435	$49,047,983	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$625,415	$--	$625,415	$--
Futures Contracts	49,515	49,515	--	--
Total Assets	$674,930	$49,515	$625,415	$--
Liabilities
Foreign Currency Contracts	$(411,402)	$--	$(411,402)	$--
Futures Contracts	(24,148)	(24,148)	--	--
Swaps	(72,018)	--	(72,018)	--
Total Liabilities	$(507,568)	$(24,148)	$(483,420)	$--
Total Derivative Instruments:	$167,362	$25,367	$141,995	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $51,656,080. Net unrealized depreciation aggregated $933,662, of which $1,086,654 related to appreciated investment securities and $2,020,316 related to depreciated investment securities.

Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Municipal Income Fund

March 31, 2016

LIM-QTLY-0516
1.814648.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	2,800	2,962
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$6,050	$7,311
5% 3/1/30	6,305	7,570
5% 3/1/31	6,320	7,540
5% 3/1/32	5,075	6,020
5% 3/1/33	7,380	8,713
Montgomery Med. Clinic Facilities:
5% 3/1/26	2,000	2,333
5% 3/1/27	4,030	4,668
5% 3/1/28	4,350	5,006
5% 3/1/29	3,570	4,073
5% 3/1/30	4,305	4,888

TOTAL ALABAMA		61,084

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016, 5% 8/1/33	7,450	8,887
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33 (b)	7,800	8,975

TOTAL ALASKA		17,862

Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,148
5% 10/1/17 (FSA Insured)	10,000	10,624
5% 10/1/18 (FSA Insured)	2,500	2,749
5.25% 10/1/20 (FSA Insured)	6,695	7,582
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,754
6% 1/1/27	1,400	1,520
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	16,758
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,459
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,453
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,611
5% 7/1/28	7,470	8,927
5% 7/1/29	8,140	9,654
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,224
5% 7/1/25 (FSA Insured)	2,125	2,614
5% 7/1/26 (FSA Insured)	3,670	4,450
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18 (b)	2,100	2,243
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,222
Series 2011 C, 5% 7/1/21	1,000	1,192
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,390
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.65%, tender 5/2/16 (c)(d)	12,500	12,498
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,490
5% 7/1/25	2,000	2,354
Series 2012 A:
5% 7/1/22	500	603
5% 7/1/23	1,100	1,337
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	600	664

TOTAL ARIZONA		127,520

California - 8.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,966
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,661
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds 1.5%, tender 4/2/18 (c)	6,800	6,861
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,200	5,931
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,636
5% 12/1/29	4,865	5,811
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	1,030	1,128
5% 7/1/18 (Escrowed to Maturity)	3,480	3,813
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,589
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,987
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,380
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,050
6% 3/1/33	12,375	14,650
6% 4/1/38	7,500	8,570
6% 11/1/39	35,800	41,873
6.5% 4/1/33	150	174
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	114
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,046
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,853
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.2%, tender 7/1/17 (c)	4,500	4,527
Series 2011 D, 5% 8/15/35	3,000	3,479
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 5/2/16 (c)(d)(e)	46,755	46,744
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,200
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,208
5% 11/1/24	1,000	1,204
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,792
5.25% 10/1/25	4,000	4,785
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	16,296
Series 2012 A:
5% 4/1/22	2,100	2,527
5% 4/1/23	5,000	6,027
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,812
5% 12/1/21	2,500	2,994
Series 2009 G1, 5.75% 10/1/30	2,100	2,408
Series 2009 I, 6.125% 11/1/29	1,300	1,515
Series 2010 A, 5.75% 3/1/30	4,100	4,740
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	5,000	5,730
5.75% 11/1/28	5,000	5,725
California Stwd Cmnty. Dev. Auth. Series 2016, 5% 5/15/18	1,000	1,085
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	699
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,815	1,986
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	3,155	3,453
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,918
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,669
Series 2010 C, 5.25% 8/1/39	3,700	4,278
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	12,268
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,684
Los Angeles Unified School District:
Series 2004 J, 5% 1/1/17	10,000	10,329
Series 2006 A, 5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	4,085	4,130
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	1,780	2,040
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	2,220	2,557
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,181
5% 7/1/23	3,800	4,438
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,333
5% 7/1/20	2,000	2,242
5% 7/1/21	1,500	1,680
5% 7/1/22	2,250	2,518
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,696
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,620
Series 2013, 6.25% 8/1/28	1,860	2,233
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,318
5% 8/1/28	1,000	1,197
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,898
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (d)	5,000	5,958
Poway Unified School District Series B:
0% 8/1/36	12,950	6,398
0% 8/1/37	16,850	7,940
0% 8/1/38	4,650	2,097
0% 8/1/40	2,240	916
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,160	1,378
5% 9/1/28	1,600	1,861
5% 9/1/32	1,685	1,900
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	2,292
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	820
5.25% 7/1/21	700	840
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,962
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,471
5.25% 8/1/26	2,200	2,466
5.5% 8/1/20	2,000	2,289
Series 2009 B, 5% 8/1/18	7,355	7,933
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,649
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21 (Pre-Refunded to 5/15/19 @ 100)	3,240	3,652
5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,254
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,361
0% 7/1/39	7,200	2,968
0% 7/1/46	20,405	6,179
0% 7/1/47	13,000	3,772
Series 2008 E, 0% 7/1/49	4,500	1,229
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	4,300	4,562
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,736
0% 8/1/37	2,000	854
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,337
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,784
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	386
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	10,600	11,785
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,224
Univ. of California Revs. Series O:
5.25% 5/15/39	1,595	1,779
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	305	345
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	4,400	4,879
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,203
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,445

TOTAL CALIFORNIA		491,784

Colorado - 0.5%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,968
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,046
Bonds Series 2008 D3, 5%, tender 11/12/21 (c)	7,585	8,794
E-470 Pub. Hwy. Auth. Rev.:
Serie 2004 C, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,565	3,628
Series 2010 A:
0% 9/1/35	2,000	984
0% 9/1/37	3,000	1,349
0% 9/1/38	3,760	1,614

TOTAL COLORADO		28,383

Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/17 (AMBAC Insured)	3,015	3,172
Series 2009 B, 5% 3/1/18	4,965	5,345
Series 2012 C, 5% 6/1/16	12,230	12,317
Series 2012 E, 5% 9/15/23	3,000	3,554
Series 2013 A, 0.74% 3/1/17 (c)	1,600	1,601
Series 2014 C, 5% 12/15/16	20,600	21,234
Series 2014 D, 2% 6/15/16	4,400	4,413
Series 2014 E, 4% 9/1/16	15,000	15,210
Series 2016 A, 4% 3/15/18	21,100	22,341
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series J1, 5% 7/1/31 (Pre-Refunded to 7/1/16 @ 100)	5,000	5,054

TOTAL CONNECTICUT		94,241

Delaware - 0.1%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	4,700	5,363
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,552
5% 1/1/24	1,270	1,553
5% 1/1/25	2,750	3,345

TOTAL DELAWARE, NEW JERSEY		8,450

District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,396
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,463

TOTAL DISTRICT OF COLUMBIA		15,859

Florida - 13.6%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,946
5% 7/1/30	7,455	8,774
Series 2015 C, 5% 7/1/24	3,000	3,658
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,709
Series A:
5% 10/1/29 (d)	4,210	4,954
5% 10/1/31 (d)	3,000	3,498
5% 10/1/32 (d)	4,000	4,642
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,203
Series 2012 A:
5% 7/1/21	5,380	6,343
5% 7/1/22	5,000	5,999
5% 7/1/25	5,635	6,589
5% 7/1/26	24,585	28,624
Series 2015 A:
5% 7/1/26	11,500	14,124
5% 7/1/27	9,165	11,146
5% 7/1/28	4,000	4,828
Series 2015 B:
5% 7/1/25	2,160	2,679
5% 7/1/26	11,670	14,333
5% 7/1/27	7,900	9,607
5% 7/1/28	13,510	16,305
Series 2016, 5% 7/1/32 (b)	2,500	2,967
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,046
Series 2011 A1, 5% 6/1/18	2,000	2,169
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,389
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,544
5% 12/1/23	2,245	2,663
5% 12/1/24	2,365	2,804
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,316
5% 7/1/28	1,000	1,205
5% 7/1/30	6,630	7,887
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,594
Series 2009 A, 5% 6/1/16	2,000	2,014
Series 2009 C, 5% 6/1/16	3,900	3,928
Series 2009 D, 5% 6/1/21	2,780	3,153
Series 2011 A, 5% 6/1/16	6,100	6,144
Series 2011 C:
5% 6/1/20	12,380	14,336
5% 6/1/22	10,000	11,850
Series 2011 E, 5% 6/1/24	5,000	5,909
Series 2012 C, 5% 6/1/16	5,600	5,640
Series A, 5.5% 6/1/38	1,800	1,982
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,476
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,617
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,600
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,226
5% 10/1/28	5,000	5,829
5% 10/1/29	2,725	3,158
5% 10/1/30	2,475	2,850
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30 (b)	1,830	2,220
5% 10/1/31 (b)	2,000	2,410
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,519
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,423
Series 2015 B:
5% 10/1/24	1,000	1,223
5% 10/1/27	1,500	1,835
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,501
5% 6/1/35	2,500	2,859
5% 6/1/46	2,340	2,607
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,780
5% 11/15/18	2,000	2,196
Series 2008 B, 6% 11/15/37	12,000	13,800
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,462
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,271
5% 7/1/25	2,000	2,475
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,104
5% 9/1/22	2,270	2,574
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,808
5% 10/1/23	5,320	6,445
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	1,996
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,014
Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,210
5% 6/1/26 (FSA Insured)	1,800	2,158
5% 6/1/28 (FSA Insured)	500	592
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,378
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,573
Series 2012 A:
5% 10/1/22 (d)	3,000	3,567
5% 10/1/24 (d)	10,000	11,685
5% 10/1/24	2,165	2,558
Series 2014 A:
5% 10/1/27 (d)	1,325	1,568
5% 10/1/29 (d)	2,805	3,271
5% 10/1/33 (d)	5,600	6,398
5% 10/1/37	7,400	8,653
Series 2015 A, 5% 10/1/35 (d)	2,500	2,832
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,681
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28 (Pre-Refunded to 4/1/16 @ 100)	3,200	3,200
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	9,237
Series 2014 A, 5% 7/1/44	2,900	3,251
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	5,066
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,291
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	14,263
5% 11/1/25	12,235	14,823
5% 11/1/26	7,950	9,597
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	5,152
Series 2015 B, 5% 5/1/28	13,690	16,440
Series 2015 D, 5% 2/1/30	6,500	7,770
Series 2016 A:
5% 8/1/27	7,560	9,347
5% 5/1/31	19,770	23,564
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,473
5% 7/1/42	1,675	1,904
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,844
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,407
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	6,074
5.75% 10/1/43	535	581
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,472
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,111
Series 2012 A, 5% 10/1/42	12,650	13,435
Series 2012 B, 5% 10/1/42	5,200	5,523
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,438
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,764
Series 2015 C, 5% 8/1/29	7,000	8,453
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,308
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,710
5% 10/1/20	3,500	4,101
Series 2012 A:
5% 10/1/23	1,700	2,108
5% 10/1/25	900	1,142
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/17	1,785	1,885
5% 8/1/25	3,200	3,997
Series 2015 B:
5% 8/1/25	1,625	2,030
5% 8/1/27	8,285	10,168
5% 8/1/28	5,485	6,690
Series 2015 D:
5% 8/1/26	24,065	29,807
5% 8/1/27	10,910	13,389
5% 8/1/28	3,730	4,550
5% 8/1/26	10,460	12,956
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	16,606
Series 2011, 5% 10/1/24	8,600	10,275
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,619
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,361
5% 7/1/27	4,255	4,980
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	4,000	4,883
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,021
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	530	594
5% 12/1/20	100	114
5% 12/1/21	800	932
Series 2015 A, 5% 12/1/40	1,800	2,013
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,700
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,323
5% 10/1/18 (FSA Insured) (d)	10,515	11,421
5% 10/1/19 (FSA Insured) (d)	5,965	6,657
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,200
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,943

TOTAL FLORIDA		800,866

Georgia - 2.7%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,239
5% 11/1/29	2,500	3,057
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,501
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,409
6.125% 9/1/40	7,190	7,835
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,777
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/18	6,000	6,605
5% 11/1/19	3,000	3,393
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	30,630	30,959
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,066
5.25% 1/1/20	1,625	1,867
Series 2008 D, 5.75% 1/1/19	11,500	12,712
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410	431
Series 2011 A, 5% 1/1/21	9,000	10,498
Series GG:
5% 1/1/22	3,000	3,590
5% 1/1/24	3,625	4,348
5% 1/1/25	1,250	1,486
5% 1/1/26	5,000	5,931
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,714
Series Q, 5% 10/1/22	2,000	2,358
Series S:
5% 10/1/22	1,275	1,503
5% 10/1/24	2,425	2,895
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	13,052
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (c)	6,785	6,946
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,089

TOTAL GEORGIA		157,261

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (d)	4,060	4,557
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	3,981

TOTAL HAWAII		8,538

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,058
6.75% 11/1/37	2,600	2,932
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,826

TOTAL IDAHO		7,816

Illinois - 13.2%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	979
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,642
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,775
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,223
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,409
Series 2010 F:
5% 12/1/20	1,060	951
5% 12/1/31	20,065	16,299
Series 2011 A, 5.5% 12/1/39	5,900	4,895
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	2,154
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	3,119
(City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,960
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
Series 2009 A, 5% 1/1/22	1,480	1,515
Series 2012 A, 5% 1/1/33	5,000	4,845
Series 2012 C:
5% 1/1/23	4,115	4,187
5% 1/1/25	1,000	1,004
5% 1/1/26	1,310	1,310
5% 1/1/27	3,085	3,072
5.25% 1/1/29	12,100	12,137
5.25% 1/1/30	17,000	17,041
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (d)	6,500	7,207
Series 2014 B:
5% 1/1/19	350	386
5% 1/1/22	1,000	1,179
5% 1/1/24	3,330	3,995
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D:
5.25% 1/1/18 (d)	750	804
5.25% 1/1/19 (d)	5,125	5,640
Series 2011 B, 5% 1/1/20	4,430	5,024
Series 2011 C, 6.5% 1/1/41	14,475	17,435
Series 2012 A, 5% 1/1/22	1,750	2,066
Series 2012 B:
4% 1/1/17 (d)	6,300	6,446
5% 1/1/22 (d)	7,000	8,179
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,517
5% 1/1/23	3,400	3,758
5% 1/1/24	2,000	2,192
Series 2014 D, 4% 1/1/19	2,000	2,111
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,803
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	3,705	3,813
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	767
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,445
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,470
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,146
5% 12/15/24	1,000	1,141
Series 2012 C, 5% 12/15/25	2,120	2,407
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	19,787
Series 2010 G, 5% 11/15/25	2,940	3,194
Series 2011 A, 5.25% 11/15/24	1,500	1,673
Series 2012 C:
5% 11/15/22	2,000	2,272
5% 11/15/23	4,980	5,595
5% 11/15/24	18,655	20,782
5% 11/15/25 (FSA Insured)	520	582
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,846
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,653
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	835	838
Series 2006, 5.25% 5/1/24	2,420	2,429
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,636
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	25,112
Illinois Edl. Facilities Auth. Rev. Bonds Series 2001 B3, 0.5%, tender 3/7/17 (c)	9,000	8,996
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,408
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	2,979
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,808
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,840	7,404
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,094
5% 5/15/19	3,940	4,386
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,382
6.25% 5/1/21	6,395	7,415
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	15,577
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,591
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,388
Bonds Series E, 5%, tender 5/1/17 (c)	2,000	2,091
Series 2008 A, 5.625% 1/1/37	21,070	22,383
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,135	3,552
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,802
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	325	388
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	15,456
Series 2010 A:
5.5% 8/15/24	2,145	2,392
5.75% 8/15/29	1,440	1,596
Series 2012 A, 5% 5/15/23	1,480	1,735
Series 2012:
5% 9/1/32	8,100	9,028
5% 9/1/38	10,910	11,979
5% 11/15/43	3,265	3,520
Series 2013:
5% 11/15/26	2,675	3,047
5% 11/15/29	805	904
5% 5/15/43	7,800	8,116
Series 2015 A:
5% 11/15/27	1,045	1,254
5% 11/15/28	1,250	1,493
5% 11/15/29	1,885	2,238
5% 11/15/32	3,475	4,061
5% 11/15/45	2,090	2,357
Series 2015 C:
5% 8/15/35	6,100	6,898
5% 8/15/44	29,100	32,195
5% 11/15/21	400	472
5% 11/15/26	3,025	3,679
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/18	9,600	10,150
5% 1/1/19	3,200	3,450
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,127
Series 2012 A, 5% 1/1/33	3,600	3,787
Series 2012:
5% 8/1/19	4,475	4,888
5% 3/1/20	3,280	3,602
5% 3/1/21	2,750	3,036
5% 8/1/21	1,600	1,775
5% 3/1/22	5,000	5,569
5% 8/1/22	6,600	7,375
5% 8/1/23	3,400	3,804
Series 2013, 5.5% 7/1/38	4,000	4,329
Series 2014:
5% 4/1/28	1,095	1,196
5% 5/1/32	2,500	2,685
5.25% 2/1/31	10,500	11,477
5% 2/1/26	2,260	2,492
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/28	10,000	11,984
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/16	10,000	10,087
Series 2013, 5% 6/15/25	13,360	15,875
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,325
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	34,640	35,015
Series 2015 A, 5% 1/1/40	12,700	14,658
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,926
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,785
0% 12/1/18 (Escrowed to Maturity)	595	578
5% 1/1/26	8,920	10,699
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,738
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,518
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,816
5% 2/1/27	6,000	7,313
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,274
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,965
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,753
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	4,731
0% 6/15/44 (FSA Insured)	37,400	10,607
0% 6/15/47 (FSA Insured)	3,755	920
Series 2012 B, 0% 12/15/51	48,500	8,222
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,315
0% 6/15/16	2,150	2,144
0% 6/15/16 (Escrowed to Maturity)	350	350
0% 6/15/16 (Escrowed to Maturity)	1,050	1,049
0% 6/15/17	1,580	1,549
0% 6/15/17 (Escrowed to Maturity)	485	480
0% 6/15/17 (Escrowed to Maturity)	1,175	1,165
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/16	1,175	1,183
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	420	445
5% 10/1/17 (Escrowed to Maturity)	580	617
5% 10/1/19	630	667
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	898
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	3,047
Series 2013:
6% 10/1/42	3,900	4,585
6.25% 10/1/38	3,900	4,543
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	995	991
0% 11/1/16 (FSA Insured)	3,005	2,985
0% 11/1/17 (FSA Insured)	1,300	1,270

TOTAL ILLINOIS		781,915

Indiana - 2.9%
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,711
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,030
Hamilton Heights School Bldg. Corp. Series 2006, 5.25% 7/15/16 (FSA Insured)	1,060	1,074
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,601
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.7%, tender 6/1/16 (c)(d)	6,000	5,997
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,606
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,729
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014:
5.25% 9/1/25 (d)	1,160	1,357
5.25% 9/1/27 (d)	700	811
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,283
5% 12/1/17	855	914
Series 2012:
5% 3/1/22	1,000	1,158
5% 3/1/23	1,500	1,750
5% 3/1/30	1,050	1,179
5% 3/1/41	5,310	5,767
Series 2015, 5% 3/1/36	8,300	9,362
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,577
Series 2015 A:
5% 10/1/26	2,475	3,017
5% 10/1/28	1,180	1,418
Series 2011 A, 5.25% 10/1/24	4,025	4,762
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	7,954
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	5,900	5,942
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,192
5% 1/1/25	1,000	1,181
5% 1/1/26	2,745	3,240
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,968
0% 12/1/17 (AMBAC Insured)	1,470	1,444
0% 6/1/18 (AMBAC Insured)	1,740	1,698
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,556
5% 10/1/21	5,500	6,450
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,637
5% 7/15/22	1,000	1,195
5% 7/15/23	2,700	3,243
5% 7/15/24	4,185	5,003
5% 7/15/25	4,330	5,134
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	2,295	2,383
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (c)(d)	29,770	34,489

TOTAL INDIANA		168,812

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,748
Waukee Cmnty. School District Series 2014 C, 4% 6/1/16	3,140	3,158

TOTAL IOWA		4,906

Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	324
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,235
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,133
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,262
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,336
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,221
5% 9/1/24	4,415	5,243
Series 2012 B, 5% 9/1/24	1,500	1,774
Series 2016 A:
5% 9/1/30	1,000	1,202
5% 9/1/32	1,150	1,366

TOTAL KANSAS		22,096

Kentucky - 1.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,334
Series 2010 A, 6% 6/1/30	1,750	1,987
Series 2015 A:
5% 6/1/25	1,775	2,053
5% 6/1/26	1,870	2,119
5% 6/1/27	1,965	2,212
5% 6/1/28	2,065	2,309
5% 6/1/29	2,170	2,412
5% 6/1/30	2,280	2,521
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,600
(#90 Proj.) 5.75% 11/1/23	12,000	13,408
Series 2016 A:
5% 2/1/29	5,720	6,772
5% 2/1/30	5,840	6,871
5% 2/1/32	2,295	2,679
5% 2/1/33	2,850	3,311
Series 2016, 3% 11/1/17	2,470	2,552
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,915
5.75% 10/1/38	6,430	7,533
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	25,594
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (c)	3,050	3,052

TOTAL KENTUCKY		98,234

Louisiana - 1.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	5,500	5,756
5% 6/1/18	4,000	4,338
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.777%, tender 4/1/16 (c)	30,000	29,904
Louisiana Gen. Oblig. Series 2015, 5% 5/1/18	1,635	1,772
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	2,010
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,557
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (d)	2,500	2,972
5% 1/1/25 (d)	2,000	2,395
5% 1/1/27 (d)	2,250	2,654
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,703
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,306

TOTAL LOUISIANA		78,367

Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,612
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,198
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	1,800	2,094
Series 2014, 5% 7/1/16	4,340	4,386
Series 2015:
5% 7/1/25	2,295	2,886
5% 7/1/27	2,000	2,494

TOTAL MAINE		18,670

Maryland - 1.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,564
Maryland Gen. Oblig. Series 2012 B, 5% 8/1/16	8,300	8,420
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,266
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,251
5% 7/1/18	2,500	2,714
Series 2010, 5.125% 7/1/39	3,600	3,916
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	580	610
Bonds:
Series 2012 C, 1.124%, tender 11/15/17 (c)	14,700	14,699
Series 2013 A:
0.874%, tender 5/15/18 (c)	5,500	5,473
0.894%, tender 5/15/18 (c)	8,400	8,359
Series 2010, 5.625% 7/1/30	2,400	2,581
Series 2013 A:
5% 7/1/24	1,245	1,469
5% 7/1/25	1,060	1,242
Series 2015:
5% 7/1/27	1,000	1,162
5% 7/1/28	1,300	1,520
5% 7/1/29	2,200	2,551
5% 7/1/31	1,000	1,154
Series 2016 A:
5% 7/1/33	2,250	2,635
5% 7/1/34	1,650	1,923
5% 7/1/36	1,750	2,023
4% 7/1/42	1,450	1,457
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,665
Series 2009 A, 5% 11/1/16	15,570	15,973

TOTAL MARYLAND		95,627

Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,893
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,077
Bonds Series 2013 U-6E, 0.95%, tender 4/7/16 (c)	7,100	7,098
Series 2013 A, 6.25% 11/15/28 (e)	5,000	5,528
Series 2015 D, 5% 7/1/44	4,855	5,345
Series 2015 H1, 4% 7/1/17	3,770	3,916
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,306
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	5,760	5,844
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,497
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,239
Series 2011 A, 5% 4/1/23	10,000	11,787
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,142
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,451
5% 7/1/21	4,700	5,280
Bonds Series 2007 G6, 1.283%, tender 6/29/17 (c)	4,400	4,399
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,056
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (Pre-Refunded to 8/15/17 @ 100)	2,340	2,477

TOTAL MASSACHUSETTS		95,335

Michigan - 1.8%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,074
Series 2006 D, 1.01% 7/1/32 (c)	5,520	5,105
Grand Rapids Pub. Schools Series 2016:
5% 5/1/30 (FSA Insured)	3,500	4,182
5% 5/1/31 (FSA Insured)	5,000	5,935
5% 5/1/32 (FSA Insured)	750	885
5% 5/1/33 (FSA Insured)	3,120	3,674
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,207
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,161
5% 11/15/21	650	768
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,828
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,791
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	5,983
Series 2012 B, 5% 7/1/22	2,900	2,944
Series 2012:
5% 11/15/36	7,100	7,856
5% 11/15/42	1,560	1,705
Series 2013:
5% 8/15/28	5,585	6,543
5% 8/15/29	2,000	2,330
Series 2015 D1:
5% 7/1/27	425	508
5% 7/1/29	1,000	1,182
5% 7/1/31	1,200	1,403
5% 7/1/32	1,000	1,163
5% 7/1/33	850	982
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,810	1,994
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	980	1,009
Bonds 0.95%, tender 2/1/18 (c)	6,005	6,014
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	4,997
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	955	1,093
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	180	204
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,573
Series 2014, 5% 11/15/16	5,000	5,135
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16 (Escrowed to Maturity)	3,115	3,163
Series 2014 D:
5% 9/1/22	1,000	1,190
5% 9/1/24	2,000	2,432

TOTAL MICHIGAN		104,013

Minnesota - 0.8%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/26	2,000	2,387
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,716
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,382
Minnesota Gen. Oblig.:
Series 2014 B, 3% 8/1/16	14,400	14,515
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,108
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,550
5% 1/1/20	4,500	5,104
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,614
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	1,540	1,631
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,544

TOTAL MINNESOTA		44,551

Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.93% 9/1/17 (c)	3,415	3,415
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.75%, tender 7/7/16 (c)(e)	6,600	6,596

TOTAL MISSISSIPPI		10,011

Missouri - 0.3%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38 (Pre-Refunded to 5/1/17 @ 100)	1,000	1,055
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	820	879
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	715
5% 2/1/30	2,465	2,889
5% 2/1/32	2,725	3,156
5% 2/1/36	2,210	2,509
5% 2/1/45	3,600	4,011

TOTAL MISSOURI		15,585

Nebraska - 0.4%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,133
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,629
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	1,600	1,718
Series 2014, 4% 7/1/18	4,000	4,277
Series 2016 B:
5% 1/1/31	4,000	4,848
5% 1/1/34	4,360	5,197
5% 1/1/36	5,290	6,246

TOTAL NEBRASKA		26,048

Nevada - 1.0%
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (c)	12,000	12,139
Clark County School District Series 2014 A, 5.5% 6/15/16	3,480	3,513
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,747
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	1,000	1,204
5% 6/1/23	2,000	2,414
5% 6/1/24	2,000	2,414
5% 6/1/25	1,050	1,266
Series 2016 A:
3% 6/1/18 (b)	1,825	1,911
5% 6/1/32 (b)	2,900	3,538
5% 6/1/33 (b)	5,000	6,070
5% 6/1/34 (b)	5,300	6,407
Series 2016 B, 3% 6/1/18 (b)	1,600	1,675
Series 2016, 3% 6/1/17 (b)	3,335	3,423
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,659
Series 2013 D1, 5% 3/1/25	2,825	3,430
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,134

TOTAL NEVADA		58,944

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,869
Series 2012:
4% 7/1/22	1,350	1,421
5% 7/1/26	1,280	1,413
Series 2013 A, 5% 10/1/43	2,430	2,637
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,683
5% 2/1/23	2,215	2,625
5% 2/1/24	1,775	2,094

TOTAL NEW HAMPSHIRE		17,742

New Jersey - 2.8%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured) (b)	1,475	1,737
5% 7/1/32 (Build America Mutual Assurance Insured) (b)	1,000	1,170
5% 7/1/33 (Build America Mutual Assurance Insured) (b)	1,000	1,167
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,386
5% 2/15/25	1,000	1,195
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,085
5.25% 6/15/21	4,500	4,839
5.25% 6/15/22	10,585	11,368
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,296
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	5,052
Series 2013:
5% 3/1/23	9,300	10,257
5% 3/1/24	12,800	14,042
5% 3/1/25	1,400	1,524
Series 2015 XX, 5% 6/15/26	20,000	22,108
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,236
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	7,049
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,327
Series 2012 AA:
5% 6/15/23	7,500	8,266
5% 6/15/24	12,000	13,134
Series 2014 AA:
5% 6/15/25	12,500	13,844
5% 6/15/26	7,500	8,245
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/16	18,000	18,316

TOTAL NEW JERSEY		165,643

New Mexico - 0.3%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (c)	11,810	11,968
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	3,000	3,042
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,072

TOTAL NEW MEXICO		18,082

New York - 6.2%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,225
5.75% 7/1/40	1,000	1,143
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,911
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	190	191
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,951
Series 2014 J, 3% 8/1/16	10,100	10,182
Series 2014 K, 3% 8/1/16	5,045	5,086
Series 2015 A, 3% 8/1/16	47,530	47,914
Series 2015 B, 3% 8/1/16	10,100	10,182
Series 2016, 5% 8/1/18	13,900	15,220
Series J7, 0.87% 8/1/21 (c)	4,000	3,992
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,457
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	910
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,809
Series 2009 S2, 6% 7/15/38	7,000	7,776
Series 2009 S3:
5.25% 1/15/34	17,500	19,440
5.25% 1/15/39	2,600	2,875
Series 2009 S4, 5.75% 1/15/39	6,400	7,204
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,654
5% 2/1/21	3,510	4,133
Series 2010 B, 5% 11/1/20	37,195	42,487
Series 2012 A, 5% 11/1/21	5,460	6,546
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,101
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,949
Series 2009 A, 5% 3/15/19	11,040	12,349
Series 2010 A:
5% 2/15/19	1,000	1,114
5% 2/15/20	2,995	3,429
5% 2/15/20 (Escrowed to Maturity)	5	6
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	645	674
Series 2009 A:
5% 7/1/20	5,000	5,651
5% 7/1/21	12,335	13,937
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	13,625	14,783
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,049
Series 2008, 6.5% 11/15/28	2,870	3,277
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	8,430	9,653
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,429
Series 2011 A, 5% 4/1/19	2,000	2,239
Series 2011 A1, 5% 4/1/20	2,220	2,559
Series 2011 A2, 5% 4/1/21	2,000	2,366
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,968
Suffolk County Gen. Oblig. Series 2015 C, 3% 5/1/17	2,340	2,394
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	17,125
Series 2013 B, 5% 6/1/21	4,000	4,029
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,726
5% 11/15/24	4,000	4,923
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	980	1,016

TOTAL NEW YORK		364,034

North Carolina - 0.7%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,335
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,747
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,342
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	10,320	10,395
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	510
5% 10/1/18	810	860
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,882
5% 6/1/22	4,000	4,579
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,210	1,347
5% 1/1/30	490	536
Wake County Gen. Oblig. Series 2014, 5% 9/1/16	9,000	9,164

TOTAL NORTH CAROLINA		42,697

Ohio - 1.8%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,380
5% 2/15/23	2,175	2,572
Series 2012:
5% 2/15/21	1,500	1,753
5% 2/15/24	2,000	2,361
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	2,020
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,321
5% 6/1/17	3,780	3,955
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/28 (FSA Insured)	1,525	1,807
5% 1/1/29 (FSA Insured)	2,230	2,625
5% 1/1/30 (FSA Insured)	2,000	2,341
5% 1/1/26 (FSA Insured)	1,000	1,203
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,494
5% 1/1/27	1,500	1,788
Columbus City School District 5% 12/1/32 (b)	1,825	2,163
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	3,100	3,267
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,818
5% 6/15/26	2,590	2,941
5% 6/15/27	2,720	3,071
5% 6/15/28	2,855	3,206
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,647
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,658
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,427
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,601
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,512
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,641
5% 10/1/22	2,000	2,265
5% 10/1/23	3,000	3,396
Ohio Gen. Oblig. Series 2013 B, 4% 6/15/16	2,860	2,880
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,275
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,464
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	4,305
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	5,941
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,762

TOTAL OHIO		104,860

Oklahoma - 0.9%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,455
5% 6/1/28	1,500	1,808
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,050	1,286
5% 10/1/26	1,500	1,812
5% 10/1/27	1,190	1,425
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,684
5% 2/15/42	7,185	7,944
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,507
5% 1/1/22 (FSA Insured)	12,455	14,029
Series 2014 A:
5% 1/1/26	1,700	2,099
5% 1/1/27	6,000	7,340
5% 1/1/28	2,000	2,425
5% 1/1/29	1,570	1,891
Series 2014 B, 5% 1/1/27	2,145	2,624

TOTAL OKLAHOMA		54,329

Oregon - 0.5%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,314
Series 2014 B, 5% 10/1/16	4,690	4,790
Series 2015 A, 5% 6/1/17	14,470	15,192

TOTAL OREGON		27,296

Pennsylvania - 5.5%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 3.5%, tender 6/1/20 (c)	18,000	18,541
Series 2006 B, 3.5%, tender 6/1/20 (c)	21,000	21,631
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,626
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,150
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,153
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 9/1/17 (c)	15,395	15,365
Mifflin County School District Series 2007, 7.5% 9/1/26 (Pre-Refunded to 9/1/17 @ 100)	1,390	1,523
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	4,085
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,737
Series 2009 A, 5% 6/1/17	2,925	3,064
Mount Lebanon School District Series 2015, 4% 2/15/18	1,245	1,318
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,554
5% 3/1/22	2,000	2,318
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev.:
Series 2012 A, 4% 7/1/16	6,000	6,050
Series 2012 B:
5% 7/1/21	8,000	8,583
5% 7/1/22	6,000	6,099
5% 1/1/23	900	902
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds 0.65%, tender 4/1/16 (c)(d)	12,000	12,000
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,814
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,200
Series 2010 A3, 5% 7/15/16	4,910	4,970
Series 2011:
5% 7/1/16	6,695	6,765
5% 7/1/21	2,100	2,448
Series 2012:
5% 7/1/16	19,100	19,301
5% 6/1/18	5,165	5,604
Series 2013 1, 5% 4/1/16	3,400	3,400
Series 2013, 5% 10/15/27	10,000	11,956
Series 2015 1, 5% 3/15/29	15,000	17,830
5% 7/1/17	5,000	5,260
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,100	2,386
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,277
Series 2009 B, 5% 12/1/16	12,500	12,852
Series 2013 A, 1% 12/1/17 (c)	7,600	7,580
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,346
0% 12/1/33 (a)	1,250	1,315
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/16 (Escrowed to Maturity)	2,700	2,732
Philadelphia Gen. Oblig.:
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,546
Series 2015 B:
5% 8/1/27	3,000	3,612
5% 8/1/29	10,465	12,465
5% 8/1/30	11,025	13,062
5% 8/1/31	11,615	13,688
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	15,451
5% 9/1/21	6,000	6,580
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,685
5% 9/1/20 (FSA Insured)	1,000	1,151
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,120
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,867
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,213
5% 4/1/24	1,365	1,501

TOTAL PENNSYLVANIA		327,676

Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	10,018
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,079
5% 6/1/28	2,400	2,716

TOTAL RHODE ISLAND		14,813

South Carolina - 2.5%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/18 (b)	1,000	1,042
5% 3/1/22 (b)	1,000	1,143
5% 3/1/24 (b)	1,000	1,174
5% 3/1/25 (b)	1,000	1,185
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,731
5% 12/1/29	3,250	3,809
Series 2006, 5% 12/1/19 (Pre-Refunded to 12/1/16 @ 100)	2,040	2,099
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,049
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17 (Escrowed to Maturity)	2,130	2,199
Series 2011 B, 5% 12/1/20	2,275	2,655
Series 2012 B, 5% 12/1/19	7,200	8,201
Series 2012 C, 5% 12/1/20	7,500	8,753
Series 2013 E, 5.5% 12/1/53	6,485	7,424
Series 2014 A:
5% 12/1/49	7,500	8,388
5.5% 12/1/54	17,800	20,524
Series 2014 C:
5% 12/1/25	4,000	4,942
5% 12/1/26	4,000	4,903
5% 12/1/27	3,100	3,775
5% 12/1/46	3,500	3,973
Series 2015 C, 5% 12/1/20	42,000	49,018
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,993

TOTAL SOUTH CAROLINA		144,980

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009:
5% 11/1/16	375	384
5.25% 11/1/18	1,000	1,102
Series 2014 B:
5% 11/1/24	1,235	1,508
5% 11/1/25	1,210	1,467
5% 11/1/26	200	241

TOTAL SOUTH DAKOTA		4,702

Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	1,019
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,790
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,797
Rutherford County Gen. Oblig. Series 2012, 5% 4/1/16	1,280	1,280
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,086
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,800	1,828

TOTAL TENNESSEE		17,800

Texas - 9.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	1,800	1,873
Allen Independent School District Series 2013, 4% 2/15/18	1,965	2,082
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (d)	2,770	3,231
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,336
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,186
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/18	1,000	1,030
6% 1/1/19	1,335	1,376
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,815
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,883
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,470
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,100	1,143
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	6,000	6,237
Bell County Gen. Oblig.:
5.25% 2/15/19 (FSA Insured)	935	1,013
5.25% 2/15/19 (Pre-Refunded to 2/15/18 @ 100)	1,155	1,251
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (Pre-Refunded to 6/15/16 @ 100)	2,995	3,023
Brazosport College District:
5.5% 2/15/33	235	254
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	1,765	1,920
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,200	1,404
5% 1/1/32	1,000	1,164
5% 1/1/34	2,000	2,307
5% 1/1/40	5,500	6,234
Cypress-Fairbanks Independent School District Bonds Series 2014 B3, 1.05%, tender 8/15/17 (c)	3,075	3,081
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38	2,870	3,163
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,830	4,270
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/16	3,000	3,076
5% 11/1/19	1,000	1,138
5% 11/1/21	1,500	1,539
Series 2014 B:
5% 11/1/26 (d)	3,005	3,529
5% 11/1/27 (d)	1,280	1,491
5% 11/1/28 (d)	2,845	3,296
5% 11/1/30 (d)	5,435	6,261
5% 11/1/31 (d)	11,485	13,192
5% 11/1/32 (d)	14,530	16,615
5% 11/1/33 (d)	10,000	11,376
5% 11/1/34 (d)	2,365	2,683
Dallas Independent School District:
Bonds:
Series 2016 B1, 3%, tender 2/15/17 (c)	3,015	3,073
Series 2016 B2, 4%, tender 2/15/18 (c)	6,030	6,370
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,434
Series 2014 A, 4% 8/15/16	11,900	12,048
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,142
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	4,095	4,492
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,931
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,294
5.25% 10/1/51	2,500	2,850
5.5% 4/1/53	5,900	6,585
Series 2013 C, 5.125% 10/1/43	2,500	2,747
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,164
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,117
Series 2012 C:
5% 8/15/24	1,075	1,288
5% 8/15/25	3,860	4,622
Series 2014 A, 5% 10/1/16	7,580	7,744
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,798
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	9,131
Series 2012 A, 5% 7/1/23 (d)	2,400	2,805
Series A, 5.5% 7/1/39	6,000	6,561
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 1%, tender 4/7/16 (c)	10,300	10,298
Series 2007:
5% 11/15/18	605	647
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,895	2,022
Humble Independent School District Series 2000, 0% 2/15/17	1,400	1,391
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,010
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	2,400	2,496
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	16,875
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (d)	1,400	1,643
5% 11/1/31 (d)	3,160	3,694
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	8,383
5% 5/15/27	3,000	3,621
5% 5/15/28	2,930	3,510
5% 5/15/29	8,500	10,122
Series 2015 D:
5% 5/15/22	850	1,011
5% 5/15/23	700	845
5% 5/15/24	1,220	1,491
5% 5/15/26	1,400	1,703
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,031
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,351
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	170	177
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,287
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,170
4% 12/15/24	1,825	2,065
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	11,979
6% 9/1/41	1,000	1,217
Series 2014 A, 5% 1/1/24	5,000	6,066
Series 2015 B:
5% 1/1/29	10,000	11,882
5% 1/1/30	5,000	5,907
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	13,375	14,521
6% 1/1/23	275	298
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	2,098
Plano Independent School District:
Series 2008 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/18 @ 100)	1,140	1,236
5% 2/15/19 (b)	5,800	6,392
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	921
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	744
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	7,803
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,348
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	4,100
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,769
5% 9/15/24	7,490	8,957
5% 9/15/25	9,295	11,110
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,265
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,449
5% 10/1/20	2,180	2,482
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,210
5% 8/15/26	1,530	1,839
5% 8/15/28	1,620	1,915
5% 8/15/33	3,800	4,388
5.5% 9/1/43	5,350	6,125
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	5,665	6,365
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	2,988
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,921
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	8,970	8,970
Series 2009 A, 5% 10/1/16	4,400	4,495
Series 2011 A:
5% 8/1/19 (d)	1,545	1,740
5% 8/1/21 (d)	1,530	1,805
Series 2011 C:
5% 8/1/20 (d)	1,625	1,881
5% 8/1/21 (d)	1,460	1,722
Series 2014, 5% 10/1/16	13,700	13,997
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	309
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	3,155
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16	6,725	6,708
0% 9/1/16 (Escrowed to Maturity)	2,450	2,445
0% 9/1/16 (Escrowed to Maturity)	10	10
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (d)	16,000	20,160
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,700	2,770
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (c)	17,585	19,952
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,500
Series 2007:
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	2,500	2,608
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	3,245	3,385
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,058
Univ. of Houston Univ. Revs. Series 2008:
5.25% 2/15/25 (FSA Insured)	455	492
5.25% 2/15/25 (Pre-Refunded to 2/15/18 @ 100)	2,210	2,394
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,045
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	7,700	7,825
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	1,720	1,778
4.75% 8/15/27	2,480	2,562
Univ. of Texas Permanent Univ. Fund Rev. Series 2015, 5% 7/1/17	3,015	3,177
Waller Independent School District:
5.5% 2/15/26 (Pre-Refunded to 2/15/18 @ 100)	3,220	3,506
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	4,160	4,529
5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	4,820	5,248

TOTAL TEXAS		568,502

Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,294
5% 8/15/18	2,500	2,729
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,558
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	10,100	10,207
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,641

TOTAL UTAH		26,429

Virginia - 1.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,179
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,491
5% 6/15/29	1,425	1,618
5% 6/15/33	1,520	1,675
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,800	2,816
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2014 A, 5% 8/1/16	4,275	4,337
Series 2014 C, 5% 8/1/16	34,625	35,125
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	3,300	3,306
Series Xll, 5% 4/15/16	5,100	5,109
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	7,600	8,237
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,348
5% 1/1/33	2,590	3,025

TOTAL VIRGINIA		70,266

Washington - 1.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,767
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,686
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,876
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,285
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,198
5% 1/1/23	1,000	1,218
5% 1/1/24	2,330	2,833
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,628
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	13,147
Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,900	2,125
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (d)	885	1,065
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,391
5% 12/1/19	1,385	1,552
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,323
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/16	2,500	2,540
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,539
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,793
Series 2015, 5% 1/1/29	1,300	1,495

TOTAL WASHINGTON		67,461

West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,096
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,545

TOTAL WEST VIRGINIA		2,641

Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,900	2,910
Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,207
Series 2014 B, 5% 5/1/16	3,300	3,313
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (c)	3,180	3,368
Series 2014 A:
5% 11/15/24	8,765	10,898
5% 11/15/27	6,710	8,165
Series 2014:
5% 5/1/26	835	928
5% 5/1/28	1,800	1,988
5% 5/1/29	890	980
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	2,031
5.75% 7/1/30	2,000	2,312
Series 2013 B:
5% 7/1/25	1,000	1,180
5% 7/1/36	6,985	7,839
Series 2012:
5% 6/1/27	1,800	2,076
5% 6/1/32	1,025	1,149
5% 8/15/32	1,650	1,859
5% 6/1/39	2,415	2,629

TOTAL WISCONSIN		54,832

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,214
TOTAL MUNICIPAL BONDS
(Cost $5,268,537)		5,550,140

Municipal Notes - 3.2%
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.8% 4/7/16, VRDN (c)(d)	5,800	$5,800
Connecticut - 0.3%
New Britain Gen. Oblig. BAN 2% 3/23/17	7,500	7,583
New London BAN Series 2016, 2% 3/23/17	7,300	7,367

TOTAL CONNECTICUT		14,950

Illinois - 0.4%
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Util. Infrastructure Projs.) Series 2004, 1% 4/7/16 (Liquidity Facility BMO Harris Bank NA), VRDN (c)	26,000	26,000
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	14,260	14,899
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 4/8/16, CP mode	6,000	6,000
0.45% tender 4/11/16, CP mode	5,050	5,049
0.45% tender 4/12/16, CP mode	2,325	2,325
Series 1993 A, 0.45% tender 4/11/16, CP mode	7,900	7,899

TOTAL MASSACHUSETTS		21,273

New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 4/11/16, CP mode (d)	5,500	5,499
New York - 1.7%
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	16,300	16,408
New York Metropolitan Trans. Auth. Rev. BAN 2% 10/1/16	35,000	35,244
Rockland County Gen. Oblig. TAN Series 2016, 2% 3/16/17	5,300	5,352
Suffolk County Gen. Oblig. TAN 2% 7/27/16	41,600	41,760

TOTAL NEW YORK		98,764

TOTAL MUNICIPAL NOTES
(Cost $187,287)		187,185
TOTAL INVESTMENT PORTFOLIO - 97.1%
(Cost $5,455,824)		5,737,325
NET OTHER ASSETS (LIABILITIES) - 2.9%		170,327
NET ASSETS - 100%		$5,907,652

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,868,000 or 1.0% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $5,455,517,000. Net unrealized appreciation aggregated $281,808,000, of which $294,966,000 related to appreciated investment securities and $13,158,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Bond Fund

March 31, 2016

IBZ-QTLY-0516
1.939056.103

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.2%
		Principal Amount(a)	Value
Argentina - 0.4%
YPF SA 8.875% 12/19/18 (Reg. S)		$250,000	$259,500
Bailiwick of Jersey - 1.0%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	568,658
Cayman Islands - 0.2%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (b)	GBP	72,000	107,466
Denmark - 0.6%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	285,000	327,249
Germany - 2.8%
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	600,000	693,532
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	550,000	643,307
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (b)	EUR	200,000	279,067

TOTAL GERMANY			1,615,906

Ireland - 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		200,000	204,374
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (b)	EUR	300,000	327,715
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (b)		470,000	490,407
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (b)	EUR	700,000	795,508
10% 7/30/16	EUR	250,000	291,425

TOTAL IRELAND			2,109,429

Italy - 1.5%
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	200,000	273,380
Intesa Sanpaolo SpA 6.625% 9/13/23 (Reg. S)	EUR	350,000	477,282
Telecom Italia SpA 3.625% 1/19/24 (Reg. S)	EUR	100,000	119,716

TOTAL ITALY			870,378

Luxembourg - 0.4%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	257,456
Mexico - 1.6%
Petroleos Mexicanos 3.75% 3/15/19 (Reg. S)	EUR	800,000	926,478
Netherlands - 0.6%
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (b)		200,000	199,850
Deutsche Annington Finance BV 5% 10/2/23 (c)		50,000	52,758
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	100,000	117,251

TOTAL NETHERLANDS			369,859

Portugal - 0.1%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	100,000	26,741
United Kingdom - 8.8%
Anglo American Capital PLC 4.375% 12/2/16	EUR	300,000	345,324
Aviva PLC 6.625% 6/3/41 (b)	GBP	450,000	694,513
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (b)	GBP	150,000	217,240
Royal Bank of Scotland Group PLC 2.5% 3/22/23 (Reg. S)	EUR	700,000	791,929
Tesco PLC:
5% 3/24/23	GBP	350,000	505,757
6.125% 2/24/22	GBP	900,000	1,385,593
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	525,000	758,647
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	440,469

TOTAL UNITED KINGDOM			5,139,472

United States of America - 2.6%
Anadarko Petroleum Corp. 4.85% 3/15/21		11,000	11,204
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23		1,041,000	1,082,557
DCP Midstream LLC 4.75% 9/30/21 (c)		100,000	74,750
UBS AG 7.625% 8/17/22		300,000	343,599

TOTAL UNITED STATES OF AMERICA			1,512,110

TOTAL NONCONVERTIBLE BONDS
(Cost $14,343,810)			14,090,702

Foreign Government and Government Agency Obligations - 53.8%
Australia - 3.7%
Australian Commonwealth:
2.75% 4/21/24	AUD	785,000	618,112
2.75% 6/21/35 (Reg. S)	AUD	113,000	82,809
3.75% 4/21/37 (Reg. S)	AUD	5,000	4,219
4.25% 4/21/26	AUD	48,000	42,523
5.25% 3/15/19	AUD	419,000	351,817
5.5% 1/21/18	AUD	90,000	73,360
5.5% 4/21/23	AUD	135,000	125,064
5.75% 5/15/21	AUD	327,000	294,856
5.75% 7/15/22	AUD	615,000	568,784

TOTAL AUSTRALIA			2,161,544

Belgium - 0.4%
Belgian Kingdom:
3% 6/22/34 (c)	EUR	16,000	24,012
4% 3/28/32	EUR	133,000	219,708

TOTAL BELGIUM			243,720

Canada - 2.2%
Canadian Government:
1.5% 3/1/20 (e)	CAD	779,000	620,351
4% 6/1/41	CAD	214,000	228,658
5% 6/1/37	CAD	209,000	244,146
Ontario Province 4.65% 6/2/41	CAD	200,000	194,693

TOTAL CANADA			1,287,848

Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	38,793
6% 3/1/23	CLP	10,000,000	16,534

TOTAL CHILE			55,327

Czech Republic - 0.6%
Czech Republic:
2.5% 8/25/28	CZK	4,000,000	205,519
4.2% 12/4/36	CZK	290,000	19,057
5.7% 5/25/24	CZK	2,380,000	144,282

TOTAL CZECH REPUBLIC			368,858

Denmark - 0.8%
Danish Kingdom:
1.5% 11/15/23	DKK	2,621,000	440,310
4.5% 11/15/39	DKK	80,000	21,320

TOTAL DENMARK			461,630

France - 2.4%
French Government:
OAT 3.25% 5/25/45	EUR	267,000	439,235
2.5% 5/25/30	EUR	694,000	964,432

TOTAL FRANCE			1,403,667

Germany - 0.4%
German Federal Republic:
0.5% 2/15/26(Reg. S)	EUR	75,000	88,140
1.5% 2/15/23	EUR	100,000	127,192

TOTAL GERMANY			215,332

Indonesia - 0.2%
Indonesian Republic 2.875% 7/8/21(Reg. S)	EUR	100,000	117,147
Ireland - 1.6%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	85,437
2.4% 5/15/30 (Reg. S)	EUR	72,000	95,488
5.4% 3/13/25	EUR	454,000	728,498

TOTAL IRELAND			909,423

Israel - 1.2%
Israeli State:
3.75% 3/31/24	ILS	638,000	197,179
4.25% 3/31/23	ILS	93,000	29,475
5% 1/31/20	ILS	96,000	29,755
5.5% 1/31/22	ILS	371,000	123,205
5.5% 1/31/42	ILS	121,000	46,976
6% 2/28/19	ILS	799,000	246,903

TOTAL ISRAEL			673,493

Italy - 4.9%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	50,000	58,670
2.15% 12/15/21	EUR	539,000	670,496
3.5% 12/1/18	EUR	601,000	747,068
4.75% 9/1/28 (c)	EUR	12,000	18,542
Italian Republic:
4% 2/1/37	EUR	38,000	57,037
4.5% 3/1/26	EUR	433,000	642,073
5% 8/1/34	EUR	315,000	526,234
5% 9/1/40	EUR	65,000	111,666

TOTAL ITALY			2,831,786

Japan - 8.9%
Japan Government:
0.1% 3/20/26	JPY	126,650,000	1,142,168
1% 12/20/35	JPY	113,400,000	1,115,460
1.2% 12/20/34	JPY	37,850,000	385,990
1.2% 3/20/35	JPY	2,600,000	26,486
1.2% 9/20/35	JPY	1,650,000	16,779
1.3% 6/20/35	JPY	45,550,000	471,078
1.4% 9/20/34	JPY	80,800,000	849,935
1.7% 12/20/32	JPY	17,150,000	188,058
1.9% 12/20/28	JPY	26,700,000	292,579
2.1% 12/20/25	JPY	19,850,000	213,539
2.1% 3/20/26	JPY	29,400,000	317,236
2.2% 3/20/26	JPY	15,400,000	167,540

TOTAL JAPAN			5,186,848

Korea (South) - 4.9%
Korean Republic:
2% 3/10/20	KRW	262,200,000	233,071
2.25% 6/10/25	KRW	181,300,000	164,431
2.75% 3/10/18	KRW	1,298,480,000	1,161,255
3% 3/10/23	KRW	463,700,000	439,377
3% 9/10/24	KRW	191,830,000	183,481
3% 12/10/42	KRW	174,420,000	186,819
3.125% 3/10/19	KRW	231,870,000	211,989
3.5% 3/10/24	KRW	184,530,000	181,890
5.25% 3/10/27	KRW	67,660,000	79,112

TOTAL KOREA (SOUTH)			2,841,425

Malaysia - 1.1%
Malaysian Government:
3.48% 3/15/23	MYR	1,114,000	280,334
3.814% 2/15/17	MYR	545,000	140,984
3.889% 7/31/20	MYR	745,000	194,032
3.892% 3/15/27	MYR	44,000	11,046
4.935% 9/30/43	MYR	52,000	13,767

TOTAL MALAYSIA			640,163

Mexico - 3.4%
United Mexican States:
3.625% 4/9/29	EUR	100,000	122,314
4.75% 6/14/18	MXN	14,664,000	853,508
6.5% 6/10/21	MXN	2,130,000	129,470
7.5% 6/3/27	MXN	690,000	44,319
8.5% 5/31/29	MXN	9,139,000	632,897
8.5% 11/18/38	MXN	1,060,000	74,276
10% 11/20/36	MXN	1,730,000	138,259

TOTAL MEXICO			1,995,043

Netherlands - 0.5%
Dutch Government 2.5% 1/15/33	EUR	208,000	303,921
New Zealand - 0.4%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	28,492
5.5% 4/15/23	NZD	95,000	78,105
6% 12/15/17	NZD	190,000	140,112

TOTAL NEW ZEALAND			246,709

Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	19,152
4.5% 5/22/19	NOK	737,000	100,316
Norway Government Bond:
1.75% 3/13/25	NOK	109,000	13,901
3% 3/14/24	NOK	367,000	51,094

TOTAL NORWAY			184,463

Poland - 1.8%
Polish Government:
1.5% 4/25/20	PLN	1,036,000	273,043
3.25% 7/25/25	PLN	691,000	193,151
4% 10/25/23	PLN	806,000	237,791
5.5% 10/25/19	PLN	821,000	248,951
5.75% 10/25/21	PLN	80,000	25,412
5.75% 9/23/22	PLN	116,000	37,418
5.75% 4/25/29	PLN	122,000	41,558

TOTAL POLAND			1,057,324

Russia - 0.8%
Russian Federation:
6.7% 5/15/19	RUB	1,776,000	24,737
6.8% 12/11/19	RUB	4,030,000	55,755
7% 8/16/23	RUB	7,638,000	102,090
7.05% 1/19/28	RUB	3,375,000	43,532
7.5% 2/27/19	RUB	10,768,000	153,590
7.6% 7/20/22	RUB	6,600,000	91,645

TOTAL RUSSIA			471,349

Singapore - 0.6%
Republic of Singapore:
2.25% 6/1/21	SGD	35,000	26,971
3.25% 9/1/20	SGD	362,000	291,539
3.375% 9/1/33	SGD	62,000	52,741

TOTAL SINGAPORE			371,251

Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	35,000	43,524
South Africa - 1.7%
South African Republic:
6.75% 3/31/21	ZAR	1,400,000	87,457
7.25% 1/15/20	ZAR	520,000	33,730
8% 12/21/18	ZAR	1,905,000	127,646
8% 1/31/30	ZAR	5,560,000	332,924
8.5% 1/31/37	ZAR	3,910,000	234,050
10.5% 12/21/26	ZAR	2,291,000	169,545

TOTAL SOUTH AFRICA			985,352

Spain - 3.9%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (c)	EUR	80,000	91,704
2.15% 10/31/25(Reg. S) (c)	EUR	105,000	127,722
3.75% 10/31/18	EUR	788,000	982,261
4.4% 10/31/23 (c)	EUR	576,000	815,584
5.15% 10/31/44	EUR	133,000	229,596
5.75% 7/30/32	EUR	14,000	24,212

TOTAL SPAIN			2,271,079

Sweden - 0.7%
Sweden Kingdom:
2.25% 6/1/32	SEK	285,000	39,702
2.5% 5/12/25	SEK	1,280,000	185,254
3.5% 3/30/39	SEK	60,000	10,046
5% 12/1/20	SEK	1,210,000	184,711

TOTAL SWEDEN			419,713

Switzerland - 1.0%
Switzerland Confederation 3.5% 4/8/33	CHF	360,000	599,782
Thailand - 1.1%
Kingdom of Thailand:
3.45% 3/8/19	THB	5,480,000	164,875
3.625% 6/16/23	THB	11,048,000	356,908
4.675% 6/29/44	THB	670,000	26,210
4.875% 6/22/29	THB	1,912,000	72,677

TOTAL THAILAND			620,670

Turkey - 1.5%
Turkish Republic:
7.4% 2/5/20	TRY	45,000	14,844
8.3% 6/20/18	TRY	244,000	84,254
8.5% 7/10/19	TRY	264,000	90,786
8.5% 9/14/22	TRY	454,000	151,814
8.8% 11/14/18	TRY	717,000	249,428
8.8% 9/27/23	TRY	829,000	280,079

TOTAL TURKEY			871,205

United Kingdom - 2.6%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	206,000	354,239
4.25% 6/7/32	GBP	39,000	73,745
4.5% 9/7/34	GBP	105,000	206,672
4.5% 12/7/42	GBP	421,000	876,333

TOTAL UNITED KINGDOM			1,510,989

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,377,138)			31,350,585

Preferred Securities - 6.6%
France - 2.5%
BNP Paribas SA 6.125% (b)(f)	EUR	335,000	369,870
Credit Agricole SA 6.625% (Reg. S) (b)(f)		1,175,000	1,106,122

TOTAL FRANCE			1,475,992

Ireland - 0.5%
Allied Irish Banks PLC 7.375% (Reg. S) (b)(f)	EUR	275,000	288,016
Italy - 1.1%
Intesa Sanpaolo SpA 7% (Reg. S) (b)(f)	EUR	610,000	670,144
Netherlands - 0.6%
Volkswagen International Finance NV 2.5%(Reg. S) (b)(f)	EUR	350,000	330,886
Switzerland - 0.5%
UBS Group AG 6.875% 12/31/49 (Reg. S) (b)(f)		300,000	297,997
United Kingdom - 1.4%
Barclays Bank PLC 7.625% 11/21/22		725,000	799,424
TOTAL PREFERRED SECURITIES
(Cost $3,900,336)			3,862,459
		Shares	Value

Money Market Funds - 8.8%
Fidelity Cash Central Fund, 0.39% (g)
(Cost $5,133,575)		5,133,575	5,133,575
TOTAL INVESTMENT PORTFOLIO - 93.4%
(Cost $55,754,859)			54,437,321
NET OTHER ASSETS (LIABILITIES) - 6.6%			3,869,087
NET ASSETS - 100%			$58,306,408

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
31 Eurex Euro-Bobl Index Contracts (Germany)	June 2016	4,624,539	$3,926
9 Eurex Euro-Bund Index Contracts (Germany)	June 2016	1,672,576	8,815
4 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	June 2016	767,127	16,489
5 Eurex Euro-OAT Contracts (Germany)	June 2016	900,306	12,734
4 ICE Long Gilt Contracts (United Kingdom)	June 2016	696,409	(276)
9 TME 10 Year Canadian Note Contracts (Canada)	June 2016	977,648	(5,529)
TOTAL BOND INDEX CONTRACTS			36,159
Treasury Contracts
1 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	June 2016	140,750	(65)

TOTAL PURCHASED			36,094

Sold
Bond Index Contracts
9 ICE Medium Gilt Contracts (United Kingdom)	June 2016	1,467,776	2,786
Treasury Contracts
15 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2016	1,955,859	(15,610)
3 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	656,250	88
TOTAL TREASURY CONTRACTS			(15,522)

TOTAL SOLD			(12,736)

TOTAL FUTURES CONTRACTS			$23,358

The face value of futures purchased as a percentage of Net Assets is 16.8%

The face value of futures sold as a percentage of Net Assets is 7%

Foreign Currency Contracts

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
5/13/16	AUD	Citibank, N.A.	Buy	25,000	$18,831	$298
5/13/16	AUD	Citibank, N.A.	Buy	41,000	30,720	651
5/13/16	AUD	Citibank, N.A.	Sell	38,000	26,855	(2,221)
5/13/16	AUD	Goldman Sachs Bank USA	Sell	71,000	52,272	(2,054)
5/13/16	AUD	Goldman Sachs Bank USA	Sell	71,000	53,628	(697)
5/13/16	AUD	Goldman Sachs Bank USA	Sell	89,000	62,442	(5,656)
5/13/16	AUD	JPMorgan Chase Bank, N.A.	Buy	30,000	22,720	235
5/13/16	AUD	JPMorgan Chase Bank, N.A.	Buy	39,000	27,514	2,327
5/13/16	AUD	JPMorgan Chase Bank, N.A.	Buy	68,000	51,717	313
5/13/16	CAD	BNP Paribas	Buy	41,000	30,743	828
5/13/16	CAD	Citibank, N.A.	Buy	23,000	17,744	(34)
5/13/16	CAD	Citibank, N.A.	Buy	44,000	33,374	506
5/13/16	CAD	Citibank, N.A.	Buy	48,000	36,147	813
5/13/16	CAD	Citibank, N.A.	Sell	16,000	11,987	(334)
5/13/16	CAD	Goldman Sachs Bank USA	Buy	1,801,000	1,281,021	105,759
5/13/16	CAD	JPMorgan Chase Bank, N.A.	Buy	41,000	29,659	1,911
5/13/16	CAD	JPMorgan Chase Bank, N.A.	Buy	105,000	80,504	346
5/13/16	CAD	JPMorgan Chase Bank, N.A.	Sell	37,000	26,815	(1,675)
5/13/16	CAD	JPMorgan Chase Bank, N.A.	Sell	58,000	42,871	(1,789)
5/13/16	CAD	Morgan Stanley Cap. Group	Buy	13,000	9,384	626
5/13/16	CHF	JPMorgan Chase Bank, N.A.	Buy	154,000	154,455	5,980
5/13/16	CHF	JPMorgan Chase Bank, N.A.	Sell	88,000	86,723	(4,955)
5/13/16	CNY	BNP Paribas	Sell	335,000	50,819	(1,043)
5/13/16	CZK	Citibank, N.A.	Buy	525,000	22,035	74
5/13/16	CZK	Citibank, N.A.	Buy	5,641,000	228,690	8,860
5/13/16	CZK	JPMorgan Chase Bank, N.A.	Buy	704,000	29,163	483
5/13/16	DKK	Citibank, N.A.	Buy	125,000	19,032	79
5/13/16	DKK	Citibank, N.A.	Buy	143,000	21,509	354
5/13/16	DKK	Citibank, N.A.	Sell	241,000	35,371	(1,474)
5/13/16	EUR	BNP Paribas	Buy	23,000	25,257	946
5/13/16	EUR	BNP Paribas	Buy	45,000	50,714	552
5/13/16	EUR	BNP Paribas	Buy	100,000	112,100	1,825
5/13/16	EUR	BNP Paribas	Buy	543,000	610,560	8,055
5/13/16	EUR	BNP Paribas	Buy	618,000	690,241	13,817
5/13/16	EUR	BNP Paribas	Buy	1,433,000	1,620,522	12,029
5/13/16	EUR	Barclays Bank PLC	Buy	30,000	33,378	800
5/13/16	EUR	Citibank, N.A.	Buy	28,000	31,522	377
5/13/16	EUR	Citibank, N.A.	Buy	32,000	36,110	346
5/13/16	EUR	Citibank, N.A.	Buy	44,000	47,827	2,300
5/13/16	EUR	Citibank, N.A.	Buy	73,000	82,852	314
5/13/16	EUR	Citibank, N.A.	Buy	102,000	114,854	1,350
5/13/16	EUR	Citibank, N.A.	Buy	158,000	177,198	2,804
5/13/16	EUR	Citibank, N.A.	Buy	159,000	176,836	4,305
5/13/16	EUR	Citibank, N.A.	Buy	176,000	191,700	8,809
5/13/16	EUR	Citibank, N.A.	Buy	960,000	1,072,466	21,218
5/13/16	EUR	Citibank, N.A.	Sell	30,000	33,653	(524)
5/13/16	EUR	Goldman Sachs Bank USA	Buy	53,000	58,596	1,784
5/13/16	EUR	Goldman Sachs Bank USA	Buy	677,000	740,557	30,718
5/13/16	EUR	Goldman Sachs Bank USA	Sell	39,000	43,504	(927)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	26,000	29,040	580
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	29,000	32,394	645
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	34,000	37,571	1,163
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	49,000	54,891	932
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	78,000	87,662	1,200
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	101,000	114,084	981
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	212,000	232,927	8,595
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	214,000	243,791	9
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	230,000	254,237	7,791
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	268,000	297,373	7,948
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	411,000	461,676	6,557
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	889,000	982,043	30,754
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	29,000	32,988	(50)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	30,000	33,080	(1,098)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	33,000	36,669	(927)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	810,000	904,897	(17,899)
5/13/16	GBP	BNP Paribas	Sell	19,000	26,511	(781)
5/13/16	GBP	Citibank, N.A.	Buy	19,000	27,085	207
5/13/16	GBP	Citibank, N.A.	Buy	22,000	31,619	(18)
5/13/16	GBP	Citibank, N.A.	Buy	110,000	153,310	4,695
5/13/16	GBP	Citibank, N.A.	Sell	6,000	8,710	91
5/13/16	GBP	Goldman Sachs Bank USA	Buy	20,000	28,608	120
5/13/16	GBP	Goldman Sachs Bank USA	Buy	36,000	50,415	1,296
5/13/16	GBP	Goldman Sachs Bank USA	Sell	37,000	53,135	(12)
5/13/16	GBP	Goldman Sachs Bank USA	Sell	1,580,000	2,271,092	1,557
5/13/16	GBP	JPMorgan Chase Bank, N.A.	Buy	18,000	25,879	(24)
5/13/16	GBP	JPMorgan Chase Bank, N.A.	Buy	20,000	28,549	180
5/13/16	GBP	JPMorgan Chase Bank, N.A.	Buy	23,000	32,645	392
5/13/16	GBP	JPMorgan Chase Bank, N.A.	Buy	32,000	45,971	(6)
5/13/16	GBP	JPMorgan Chase Bank, N.A.	Buy	73,000	103,751	1,107
5/13/16	GBP	JPMorgan Chase Bank, N.A.	Sell	25,000	35,278	(633)
5/13/16	HKD	Citibank, N.A.	Buy	294,000	37,748	161
5/13/16	JPY	BNP Paribas	Buy	3,450,000	30,422	268
5/13/16	JPY	BNP Paribas	Sell	3,450,000	30,142	(548)
5/13/16	JPY	BNP Paribas	Sell	4,000,000	35,251	(331)
5/13/16	JPY	Citibank, N.A.	Buy	3,250,000	28,937	(27)
5/13/16	JPY	Citibank, N.A.	Buy	4,000,000	35,441	141
5/13/16	JPY	Citibank, N.A.	Buy	6,300,000	55,562	479
5/13/16	JPY	Citibank, N.A.	Buy	9,300,000	82,164	564
5/13/16	JPY	Citibank, N.A.	Buy	28,500,000	253,882	(359)
5/13/16	JPY	Credit Suisse Intl.	Buy	7,150,000	63,997	(394)
5/13/16	JPY	Goldman Sachs Bank USA	Buy	3,350,000	29,394	406
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Buy	4,250,000	37,906	(100)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Buy	4,800,000	42,658	40
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Buy	5,950,000	52,773	155
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Buy	8,900,000	79,179	(9)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Buy	17,550,000	156,448	(331)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Buy	50,000,000	440,283	4,494
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Buy	474,950,000	3,958,214	266,721
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	3,950,000	34,030	(1,108)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	5,600,000	49,343	(472)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	8,000,000	70,413	(752)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	50,250,000	445,771	(1,230)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	128,850,000	1,145,800	(390)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	270,000,000	2,373,808	(27,987)
5/13/16	KRW	BNP Paribas	Buy	75,600,000	63,636	2,309
5/13/16	KRW	Citibank, N.A.	Buy	62,882,000	51,103	3,749
5/13/16	KRW	Citibank, N.A.	Buy	137,800,000	111,075	9,127
5/13/16	KRW	Citibank, N.A.	Sell	33,500,000	28,057	(1,165)
5/13/16	KRW	Citibank, N.A.	Sell	62,500,000	54,857	339
5/13/16	KRW	Goldman Sachs Bank USA	Buy	33,800,000	27,911	1,573
5/13/16	KRW	Goldman Sachs Bank USA	Sell	26,500,000	22,893	(223)
5/13/16	KRW	Goldman Sachs Bank USA	Sell	63,622,000	53,196	(2,302)
5/13/16	KRW	JPMorgan Chase Bank, N.A.	Buy	26,200,000	22,856	(2)
5/13/16	KRW	JPMorgan Chase Bank, N.A.	Buy	33,100,000	28,573	300
5/13/16	KRW	JPMorgan Chase Bank, N.A.	Buy	43,500,000	37,283	662
5/13/16	KRW	JPMorgan Chase Bank, N.A.	Buy	54,000,000	46,628	476
5/13/16	KRW	JPMorgan Chase Bank, N.A.	Sell	63,343,000	54,498	(756)
5/13/16	KRW	JPMorgan Chase Bank, N.A.	Sell	701,400,000	576,643	(35,185)
5/13/16	MXN	Citibank, N.A.	Buy	576,000	32,304	915
5/13/16	MXN	Citibank, N.A.	Buy	4,770,000	257,918	17,170
5/13/16	MXN	Citibank, N.A.	Sell	1,201,000	69,809	547
5/13/16	MXN	Citibank, N.A.	Sell	1,924,000	103,274	(7,684)
5/13/16	MXN	Credit Suisse Intl.	Buy	339,000	19,559	(9)
5/13/16	MXN	Credit Suisse Intl.	Buy	932,000	50,810	2,939
5/13/16	MXN	Credit Suisse Intl.	Buy	971,000	51,285	4,713
5/13/16	MXN	Goldman Sachs Bank USA	Sell	932,000	51,809	(1,940)
5/13/16	MXN	Goldman Sachs Bank USA	Sell	934,000	53,331	(533)
5/13/16	MXN	Goldman Sachs Bank USA	Sell	986,000	53,446	(3,417)
5/13/16	MXN	JPMorgan Chase Bank, N.A.	Buy	512,000	28,312	1,215
5/13/16	MXN	JPMorgan Chase Bank, N.A.	Buy	552,000	31,565	269
5/13/16	MXN	JPMorgan Chase Bank, N.A.	Buy	921,000	52,963	152
5/13/16	MXN	JPMorgan Chase Bank, N.A.	Sell	932,000	51,013	(2,735)
5/13/16	MYR	Citibank, N.A.	Buy	122,000	29,594	1,558
5/13/16	MYR	JPMorgan Chase Bank, N.A.	Buy	121,000	30,152	744
5/13/16	MYR	JPMorgan Chase Bank, N.A.	Sell	227,000	53,652	(4,310)
5/13/16	NOK	Citibank, N.A.	Buy	148,000	17,812	71
5/13/16	NOK	Citibank, N.A.	Sell	33,000	3,780	(207)
5/13/16	NZD	Goldman Sachs Bank USA	Buy	78,000	50,921	2,879
5/13/16	NZD	Goldman Sachs Bank USA	Buy	78,000	50,941	2,859
5/13/16	NZD	Goldman Sachs Bank USA	Sell	19,000	12,261	(844)
5/13/16	NZD	Goldman Sachs Bank USA	Sell	77,000	53,050	(60)
5/13/16	NZD	Goldman Sachs Bank USA	Sell	78,000	52,240	(1,560)
5/13/16	NZD	Goldman Sachs Bank USA	Sell	79,000	52,954	(1,536)
5/13/16	NZD	JPMorgan Chase Bank, N.A.	Sell	155,000	102,999	(3,911)
5/13/16	PLN	Citibank, N.A.	Buy	2,174,000	538,621	43,673
5/13/16	PLN	Goldman Sachs Bank USA	Sell	205,000	EUR 47,379	(931)
5/13/16	PLN	JPMorgan Chase Bank, N.A.	Buy	99,000	26,129	388
5/13/16	PLN	JPMorgan Chase Bank, N.A.	Buy	105,000	27,656	468
5/13/16	PLN	JPMorgan Chase Bank, N.A.	Buy	152,000	40,044	668
5/13/16	PLN	JPMorgan Chase Bank, N.A.	Buy	160,000	42,874	(19)
5/13/16	PLN	JPMorgan Chase Bank, N.A.	Buy	267,000	66,756	4,758
5/13/16	RUB	Goldman Sachs Bank USA	Buy	1,178,000	17,053	285
5/13/16	RUB	JPMorgan Chase Bank, N.A.	Buy	1,516,000	21,895	417
5/13/16	RUB	JPMorgan Chase Bank, N.A.	Sell	1,535,000	18,930	(3,663)
5/13/16	SEK	Barclays Bank PLC	Buy	3,006,000	CHF 358,211	(2,379)
5/13/16	SEK	Citibank, N.A.	Buy	201,000	24,306	488
5/13/16	SEK	Citibank, N.A.	Buy	223,000	26,070	1,438
5/13/16	SEK	Citibank, N.A.	Buy	238,000	28,591	767
5/13/16	SEK	Citibank, N.A.	Buy	5,549,000	649,481	35,010
5/13/16	SEK	Goldman Sachs Bank USA	Buy	430,000	CHF 49,379	1,599
5/13/16	SEK	Goldman Sachs Bank USA	Sell	434,000	CHF 51,226	(169)
5/13/16	SEK	JPMorgan Chase Bank, N.A.	Buy	359,000	43,697	587
5/13/16	SGD	JPMorgan Chase Bank, N.A.	Buy	7,000	5,089	103
5/13/16	SGD	JPMorgan Chase Bank, N.A.	Buy	41,000	29,919	494
5/13/16	THB	JPMorgan Chase Bank, N.A.	Buy	751,000	21,604	(286)
5/13/16	THB	JPMorgan Chase Bank, N.A.	Buy	1,020,000	28,863	91
5/13/16	THB	JPMorgan Chase Bank, N.A.	Sell	2,795,000	77,756	(1,584)
5/13/16	TRY	Citibank, N.A.	Buy	57,000	19,859	145
5/13/16	TRY	Citibank, N.A.	Buy	202,000	66,547	4,344
5/13/16	TRY	Citibank, N.A.	Sell	176,000	61,779	12
5/13/16	TRY	JPMorgan Chase Bank, N.A.	Buy	2,000	675	26
5/13/16	TRY	JPMorgan Chase Bank, N.A.	Buy	125,000	41,343	2,526
5/13/16	TRY	JPMorgan Chase Bank, N.A.	Buy	131,000	45,087	887
5/13/16	ZAR	Citibank, N.A.	Buy	279,000	18,556	194
5/13/16	ZAR	Citibank, N.A.	Buy	280,000	18,333	484
5/13/16	ZAR	Citibank, N.A.	Buy	690,000	41,923	4,448
5/13/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	527,000	34,378	1,039
5/16/16	ILS	Citibank, N.A.	Buy	68,000	18,130	(13)
5/16/16	ILS	Citibank, N.A.	Sell	210,000	53,778	(2,174)
5/16/16	ILS	JPMorgan Chase Bank, N.A.	Buy	48,000	12,274	515
5/16/16	ILS	JPMorgan Chase Bank, N.A.	Buy	117,000	30,514	659
5/16/16	ILS	JPMorgan Chase Bank, N.A.	Buy	204,000	51,575	2,779
TOTAL FOREIGN CURRENCY CONTRACTS						$598,413

*Contract Amount in U.S. Dollars unless otherwise noted

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 600,000	$(8,142)	$(2,162)	$(10,304)
Sell Protection
Deutsche Bank AG	BB+	Dec. 2016	JPMorgan Chase Bank, N.A.	1%	EUR 500,000	(10,529)	12,234	1,705
Deutsche Bank AG	BB+	Dec. 2020	BNP Paribas SA	1%	EUR 250,000	(37,925)	32,814	(5,111)
TOTAL SELL PROTECTION						(48,454)	45,048	(3,406)

TOTAL CREDIT DEFAULT SWAPS						$(56,596)	$42,886	$(13,710)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CNY – Chinese yuan

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong Dollar

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty (new)

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish Lira

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,205,072 or 2.1% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $144,138.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,096
Total	$1,096

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$14,090,702	$--	$14,090,702	$--
Foreign Government and Government Agency Obligations	31,350,585	--	31,350,585	--
Preferred Securities	3,862,459	--	3,862,459	--
Money Market Funds	5,133,575	5,133,575	--	--
Total Investments in Securities:	$54,437,321	$5,133,575	$49,303,746	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$756,879	$--	$756,879	$--
Futures Contracts	44,838	44,838	--	--
Total Assets	$801,717	$44,838	$756,879	$--
Liabilities
Foreign Currency Contracts	$(158,466)	$--	$(158,466)	$--
Futures Contracts	(21,480)	(21,480)	--	--
Swaps	(56,596)	--	(56,596)	--
Total Liabilities	$(236,542)	$(21,480)	$(215,062)	$--
Total Derivative Instruments:	$565,175	$23,358	$541,817	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however ccounterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $55,912,689. Net unrealized depreciation aggregated $1,475,368, of which $1,479,806 related to appreciated investment securities and $2,955,174 related to depreciated investment securities.

Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Strategic Income Fund

March 31, 2016

FSN-QTLY-0516
1.799874.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 44.5%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$787	$382
Nonconvertible Bonds - 44.5%
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.5%
Affinia Group, Inc. 7.75% 5/1/21		870	896
Dana Holding Corp.:
5.375% 9/15/21		2,915	2,900
6% 9/15/23		2,915	2,871
Exide Technologies 11% 4/30/20 pay-in-kind		756	579
International Automotive Components Group SA 9.125% 6/1/18 (b)		4,835	4,352
Lear Corp. 4.75% 1/15/23		5,380	5,528
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)		2,640	2,762
6.75% 11/15/22 pay-in-kind (b)(c)		3,510	3,830
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		6,500	6,679
Tenneco, Inc. 6.875% 12/15/20		5,580	5,775
Tupy Overseas SA 6.625% 7/17/24 (b)		1,445	1,344
			37,516
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		1,965	1,977
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		1,285	1,324
LKQ Corp. 4.75% 5/15/23		935	909
			2,233
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		19,875	14,608
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,605	1,304
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	15,188	3,928
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		25,960	20,301
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,326
FelCor Lodging LP:
5.625% 3/1/23		3,575	3,647
6% 6/1/25		7,540	7,785
Landry's Acquisition Co. 9.375% 5/1/20 (b)		780	819
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		3,805	3,691
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (b)(c)		998	998
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (b)		995	965
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		4,105	4,019
11% 10/1/21		11,220	9,649
Playa Resorts Holding BV 8% 8/15/20 (b)		4,265	4,212
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		3,720	3,813
Six Flags Entertainment Corp. 5.25% 1/15/21 (b)		6,400	6,576
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (b)(d)		340	0
			73,033
Household Durables - 1.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		2,685	2,376
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,210	2,111
Calatlantic Group, Inc.:
8.375% 5/15/18		2,005	2,231
8.375% 1/15/21		3,850	4,476
D.R. Horton, Inc.:
4.375% 9/15/22		4,685	4,697
4.75% 2/15/23		3,380	3,431
5.75% 8/15/23		1,870	2,020
Lennar Corp. 4.5% 11/15/19		2,975	3,094
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		21,185	21,741
6.875% 2/15/21		5,380	5,568
8.25% 2/15/21 (c)		6,135	6,288
9% 4/15/19		5,575	5,645
9.875% 8/15/19		1,069	1,107
Springs Industries, Inc. 6.25% 6/1/21		1,270	1,276
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		2,895	2,779
Toll Brothers Finance Corp.:
4.375% 4/15/23		9,065	8,861
5.625% 1/15/24		1,105	1,138
5.875% 2/15/22		4,920	5,252
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,317
5.875% 6/15/24		5,630	5,595
William Lyon Homes, Inc. 8.5% 11/15/20		1,910	1,960
			93,963
Internet & Catalog Retail - 0.4%
Netflix, Inc.:
5.375% 2/1/21 (b)		3,420	3,570
5.75% 3/1/24		3,860	4,072
5.875% 2/15/25		8,940	9,409
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,100	6,450
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		3,950	3,943
			27,444
Media - 4.2%
Altice SA:
5.375% 7/15/23 (b)		6,575	6,752
7.625% 2/15/25 (b)		10,056	9,629
7.75% 5/15/22 (b)		23,900	23,520
AMC Entertainment, Inc. 5.75% 6/15/25		5,720	5,849
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,632
British Sky Broadcasting Group PLC:
1.5% 9/15/21 (Reg. S)	EUR	2,300	2,681
1.875% 11/24/23 (Reg. S)	EUR	3,360	3,940
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		865	887
5.625% 2/15/24		935	974
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		11,865	12,102
5.125% 5/1/23 (b)		4,805	4,889
5.375% 5/1/25 (b)		4,805	4,889
5.75% 9/1/23		3,975	4,124
5.75% 1/15/24		3,925	4,087
6.625% 1/31/22		3,035	3,194
CCOH Safari LLC 5.75% 2/15/26 (b)		6,505	6,733
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		11,900	11,097
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,200	4,235
5.125% 12/15/22		1,250	1,280
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (c)		4,427	981
Columbus International, Inc. 7.375% 3/30/21 (b)		2,360	2,513
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (b)		1,895	1,914
Gannett Co., Inc.:
4.875% 9/15/21 (b)		2,940	3,028
5.5% 9/15/24 (b)		2,940	3,028
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		4,475	4,005
4.875% 4/11/22 (b)		1,665	1,586
Grupo Televisa SA de CV:
4.625% 1/30/26		755	796
6.125% 1/31/46		1,290	1,367
6.625% 3/18/25		1,985	2,368
Liberty Media Corp.:
8.25% 2/1/30		5,610	5,750
8.5% 7/15/29		3,845	3,980
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		12,625	13,698
MDC Partners, Inc.:
6.5% 5/1/24 (b)		3,725	3,804
6.75% 4/1/20 (b)		4,695	4,853
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		8,205	8,164
Myriad International Holding BV 5.5% 7/21/25 (b)		3,595	3,613
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,155	2,209
Numericable Group SA:
4.875% 5/15/19 (b)		6,080	6,050
6% 5/15/22 (b)		33,090	32,263
6.25% 5/15/24 (b)		33,197	32,184
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,741
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		2,335	2,335
Sinclair Television Group, Inc. 5.375% 4/1/21		4,205	4,336
Sirius XM Radio, Inc.:
4.25% 5/15/20 (b)		5,085	5,168
4.625% 5/15/23 (b)		2,100	2,066
5.25% 8/15/22 (b)		6,040	6,357
5.375% 4/15/25 (b)		4,160	4,233
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	903	1,086
Starz LLC/Starz Finance Corp. 5% 9/15/19		3,675	3,749
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		6,665	4,266
7.625% 9/18/20 (Reg S.)		785	459
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		4,720	4,838
VTR Finance BV 6.875% 1/15/24 (b)		5,135	5,007
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		925	884
WMG Acquisition Corp. 5.625% 4/15/22 (b)		860	877
			304,050
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,130	1,144
L Brands, Inc.:
5.625% 10/15/23		3,955	4,341
6.875% 11/1/35		4,240	4,601
L Brands, Inc. 5.625% 2/15/22		6,025	6,564
Sally Holdings LLC 5.625% 12/1/25		3,320	3,536
Sonic Automotive, Inc. 5% 5/15/23		685	675
			20,861
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp. 4.5% 12/15/22		9,300	9,533
TOTAL CONSUMER DISCRETIONARY			585,218
CONSUMER STAPLES - 2.1%
Beverages - 0.3%
Anheuser-Busch InBev SA NV:
0.875% 3/17/22 (Reg. S)	EUR	3,700	4,252
1.5% 3/17/25 (Reg. S)	EUR	5,750	6,709
2% 3/17/28 (Reg. S)	EUR	2,750	3,261
2.75% 3/17/36 (Reg. S)	EUR	1,250	1,513
Constellation Brands, Inc.:
3.875% 11/15/19		2,940	3,083
4.75% 11/15/24		3,980	4,149
			22,967
Food & Staples Retailing - 0.6%
Albertsons, Inc.:
7.45% 8/1/29		416	378
8% 5/1/31		1,235	1,167
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		5,275	4,016
9.25% 2/15/19 (b)		8,385	8,008
ESAL GmbH 6.25% 2/5/23 (b)		11,710	10,290
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,145	973
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		4,100	4,136
Rite Aid Corp. 6.125% 4/1/23 (b)		7,720	8,183
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (b)		1,245	1,304
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		3,820	3,534
			41,989
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,551
Barry Callebaut Services NV 5.5% 6/15/23 (b)		5,025	5,231
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		4,715	4,892
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		1,900	2,015
JBS Investments GmbH 7.25% 4/3/24 (b)		13,175	12,088
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		6,790	5,941
5.875% 7/15/24 (b)		2,085	1,882
7.25% 6/1/21 (b)		2,630	2,619
8.25% 2/1/20 (b)		2,900	2,973
MHP SA 8.25% 4/2/20 (b)		1,935	1,698
Mondelez International, Inc. 2.375% 3/6/35	EUR	2,750	3,040
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		4,845	4,863
Post Holdings, Inc.:
6% 12/15/22 (b)		2,140	2,204
7.375% 2/15/22		2,105	2,226
7.75% 3/15/24 (b)		3,025	3,320
8% 7/15/25 (b)		1,515	1,682
Sigma Alimentos SA de CV 6.875% 12/16/19 (b)		1,735	1,961
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,508
			64,694
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,485	2,497
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25		3,975	4,223
6.375% 11/15/20		1,205	1,269
6.625% 11/15/22		1,425	1,541
			9,530
Personal Products - 0.2%
First Quality Finance Co., Inc. 4.625% 5/15/21 (b)		1,065	1,028
Revlon Consumer Products Corp. 5.75% 2/15/21		15,880	16,317
			17,345
TOTAL CONSUMER STAPLES			156,525
ENERGY - 5.6%
Energy Equipment & Services - 0.3%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		2,850	1,988
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,890	2,081
Forbes Energy Services Ltd. 9% 6/15/19		3,455	1,434
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,100	4,386
Gulfmark Offshore, Inc. 6.375% 3/15/22		130	64
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		2,757	1,668
MPLX LP 5.5% 2/15/23 (b)		2,780	2,691
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,890	1,892
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,200	1,053
Summit Midstream Holdings LLC 7.5% 7/1/21		1,730	1,349
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		1,450	1,107
Unit Corp. 6.625% 5/15/21		785	394
			20,107
Oil, Gas & Consumable Fuels - 5.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		5,985	5,197
4.875% 3/15/24		2,345	2,046
Afren PLC:
6.625% 12/9/20 (b)(d)		4,567	9
10.25% 4/8/19 (Reg. S) (d)		5,411	11
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		4,815	5,164
Antero Resources Corp.:
5.125% 12/1/22		265	240
5.625% 6/1/23 (Reg. S)		3,740	3,441
Antero Resources Finance Corp. 5.375% 11/1/21		1,845	1,707
BP Capital Markets PLC 1.373% 3/3/22 (Reg. S)	EUR	2,400	2,806
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		2,535	2,234
7.5% 9/15/20		1,690	1,576
Chaparral Energy, Inc. 9.875% 10/1/20		1,440	270
Chesapeake Energy Corp. 8% 12/15/22 (b)		3,665	1,796
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,150	1,116
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		5,685	4,463
6.125% 3/1/22		6,900	5,175
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,350	7,390
Denbury Resources, Inc.:
4.625% 7/15/23		1,025	428
5.5% 5/1/22		1,540	693
6.375% 8/15/21		2,730	1,283
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	660
EDC Finance Ltd. 4.875% 4/17/20 (b)		9,800	9,173
Empresa Nacional de Petroleo 4.75% 12/6/21 (b)		805	842
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		3,755	3,511
Energy Transfer Equity LP 5.5% 6/1/27		5,670	4,550
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		370	172
9.375% 5/1/20		3,250	1,639
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,303	826
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	1,845
Georgian Oil & Gas Corp. 6.875% 5/16/17 (b)		3,628	3,629
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		950	708
7% 6/15/23		3,820	2,846
Goodrich Petroleum Corp. 8.875% 3/15/18		1,287	61
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (b)		3,220	3,341
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,550	2,991
5.75% 10/1/25 (b)		3,825	3,290
7.625% 4/15/21 (b)		3,870	3,686
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,280	4,237
Indo Energy Finance BV 7% 5/7/18 (b)		1,025	636
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		8,935	4,736
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		710	596
7.875% 8/1/21 (b)		2,597	2,181
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,160	4,386
MPLX LP 4.875% 12/1/24 (b)		5,825	5,378
Newfield Exploration Co.:
5.375% 1/1/26		3,205	2,917
5.625% 7/1/24		635	595
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		1,910	1,872
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		5,425	4,286
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		16,168	2,749
Pan American Energy LLC 7.875% 5/7/21 (b)		3,570	3,541
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (b)		6,855	6,504
8.25% 2/15/20		8,170	8,456
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,875	2,681
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,750	9,360
8.625% 12/1/23 (c)		430	503
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)		8,125	366
Petrobras Global Finance BV:
2.762% 1/15/19 (c)		8,660	7,037
3% 1/15/19		10,925	9,389
6.25% 3/17/24		3,550	2,839
7.25% 3/17/44		1,900	1,420
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		7,600	6,603
5.875% 3/1/18		9,740	9,348
6.875% 1/20/40		10,880	7,834
Petroleos de Venezuela SA:
5.375% 4/12/27		6,075	1,928
5.5% 4/12/37		1,965	624
6% 5/16/24 (b)		5,175	1,578
6% 11/15/26 (b)		4,390	1,354
8.5% 11/2/17 (b)		33,683	17,852
9.75% 5/17/35 (b)		7,630	2,899
12.75% 2/17/22 (b)		6,830	3,111
Petroleos Mexicanos:
3.5% 1/30/23		3,645	3,303
4.875% 1/18/24		3,155	3,093
5.5% 2/4/19 (b)		2,695	2,823
5.5% 1/21/21		1,950	2,023
5.5% 6/27/44		7,145	5,937
6.375% 2/4/21 (b)		1,905	2,032
6.375% 1/23/45		5,285	4,899
6.5% 6/2/41		10,290	9,688
6.625% (b)(e)		13,505	12,256
PT Pertamina Persero:
4.875% 5/3/22 (b)		1,685	1,712
5.25% 5/23/21 (b)		1,880	1,968
5.625% 5/20/43 (b)		650	572
6% 5/3/42 (b)		980	895
6.5% 5/27/41 (b)		5,440	5,306
QEP Resources, Inc. 5.25% 5/1/23		5,080	4,420
Range Resources Corp. 5% 3/15/23		7,785	6,598
Rice Energy, Inc.:
6.25% 5/1/22		6,930	6,029
7.25% 5/1/23		1,505	1,317
RSP Permian, Inc. 6.625% 10/1/22		1,645	1,620
SemGroup Corp. 7.5% 6/15/21		3,490	2,801
Sibur Securities Ltd. 3.914% 1/31/18 (b)		2,160	2,150
SM Energy Co. 5.625% 6/1/25		1,865	1,296
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,360	2,171
Southwestern Energy Co. 4.1% 3/15/22		5,585	3,714
Sunoco LP/Sunoco Finance Corp. 6.375% 4/1/23 (b)		2,695	2,697
Teekay Corp.:
8.5% 1/15/20		3,285	2,267
8.5% 1/15/20 (b)		3,685	2,543
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,205	3,742
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	1,579
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		483	478
9.625% 5/14/20 (b)		9,291	9,523
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,400	3,916
Western Refining, Inc. 6.25% 4/1/21		10,605	9,412
WPX Energy, Inc. 6% 1/15/22		6,100	4,453
YPF SA:
8.5% 3/23/21 (b)		1,290	1,292
8.5% 7/28/25 (b)		3,435	3,347
8.75% 4/4/24 (b)		9,495	9,400
8.875% 12/19/18 (b)		5,645	5,860
Zhaikmunai International BV 7.125% 11/13/19 (b)		8,815	6,988
			386,731
TOTAL ENERGY			406,838
FINANCIALS - 9.9%
Banks - 4.0%
Abbey National Treasury Services PLC 1.125% 3/10/25 (Reg. S)	EUR	775	843
ABN AMRO Bank NV 7.125% 7/6/22	EUR	4,650	6,650
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	3,900	4,663
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		2,114	2,175
Banco de Reservas de La Republ 7% 2/1/23 (b)		2,205	2,123
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,880	2,002
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (b)		540	535
5.75% 9/26/23 (b)		1,030	993
6.369% 6/16/18 (b)		2,875	2,966
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,100	7,079
Bank of Ireland 1.25% 4/9/20	EUR	10,950	12,600
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,805	1,561
Barclays Bank PLC:
2.625% 11/11/25 (Reg. S) (c)	EUR	3,450	3,616
6.625% 3/30/22 (Reg. S)	EUR	4,600	6,185
BBVA Bancomer SA 7.25% 4/22/20 (b)		1,100	1,221
BBVA Colombia SA 4.875% 4/21/25 (b)		1,145	1,108
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		700	616
BNP Paribas SA 2.875% 10/1/26 (Reg. S)	EUR	3,000	3,417
BPCE SA 2.75% 11/30/27 (Reg. S) (c)	EUR	5,900	6,789
CIT Group, Inc.:
5% 8/15/22		7,130	7,215
5.375% 5/15/20		9,060	9,400
5.5% 2/15/19 (b)		7,780	8,048
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	3,300	3,849
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		2,875	3,014
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	123,100	1,853
Finansbank A/S 6.25% 4/30/19 (b)		2,030	2,129
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		6,400	6,606
7.75% 7/5/17 (Reg. S)		900	929
GTB Finance BV 6% 11/8/18 (b)		8,733	8,024
HSBC Bank PLC 5% 3/20/23 (c)	GBP	8,250	12,274
HSBC Holdings PLC:
1.5% 3/15/22 (Reg. S)	EUR	4,700	5,381
2.5% 3/15/27 (Reg. S)	EUR	3,900	4,616
3.375% 1/10/24 (c)	EUR	500	584
HSBK BV 7.25% 5/3/17 (b)		6,645	6,742
Industrial Senior Trust 5.5% 11/1/22 (b)		505	484
ING Bank NV:
6.125% 5/29/23 (c)	EUR	9,750	12,154
6.875% 5/29/23 (c)	GBP	10,750	16,753
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		2,605	2,410
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	4,700	5,322
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,160	4,015
5.5% 8/6/22 (b)		3,255	3,223
6.2% 12/21/21 (Reg. S)		2,445	2,488
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	8,900	9,883
Lloyds Bank PLC 6.5% 3/24/20	EUR	3,150	4,212
Nacional Financiera SNC 3.375% 11/5/20 (b)		2,800	2,821
National Westminster Bank PLC 6.5% 9/7/21	GBP	6,380	10,242
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,450	2,617
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	13,150	17,619
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	7,950	9,190
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	3,750	4,683
RSHB Capital SA 5.298% 12/27/17 (b)		2,540	2,582
SB Capital SA 5.5% 2/26/24 (b)(c)		5,335	4,847
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		2,900	2,889
UniCredit SpA:
2% 3/4/23 (Reg. S)	EUR	7,250	8,362
6.95% 10/31/22 (Reg. S)	EUR	5,350	6,844
Yapi ve Kredi Bankasi A/S 8.5% 3/9/26 (b)		1,835	1,923
Zenith Bank PLC 6.25% 4/22/19 (b)		10,370	9,367
			292,736
Capital Markets - 0.4%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	10,650	13,059
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	2,250	2,701
Morgan Stanley 5.375% 8/10/20	EUR	10,150	13,753
UBS Group Funding Ltd. 2.125% 3/4/24 (Reg. S)	EUR	2,700	3,119
			32,632
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,790	3,823
4.5% 5/15/21		7,350	7,511
4.625% 7/1/22		6,230	6,355
5% 10/1/21		1,860	1,925
Ally Financial, Inc.:
4.125% 2/13/22		7,825	7,688
4.625% 3/30/25		12,230	12,062
5.125% 9/30/24		18,860	19,284
8% 11/1/31		67,474	76,920
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		2,480	2,455
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	11,500	13,164
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	5,900	6,608
General Motors Acceptance Corp. 8% 11/1/31		7,755	8,957
Navient Corp.:
5% 10/26/20		2,765	2,509
5.875% 10/25/24		5,975	5,064
SLM Corp.:
5.5% 1/25/23		19,455	16,537
7.25% 1/25/22		11,040	10,322
8% 3/25/20		6,200	6,169
			207,353
Diversified Financial Services - 1.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,750	1,994
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		16,530	15,687
6% 8/1/20		15,405	14,981
MSCI, Inc.:
5.25% 11/15/24 (b)		2,430	2,509
5.75% 8/15/25 (b)		2,375	2,500
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	11,700	13,809
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		9,790	9,839
Springleaf Financial Corp. 7.75% 10/1/21		555	545
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		1,350	1,313
7.75% 1/27/18		2,465	2,500
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	5,500	6,355
			72,032
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		9,415	9,368
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	4,300	5,878
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	3,900	3,999
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	5,150	8,856
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		8,430	8,304
HUB International Ltd. 9.25% 2/15/21 (b)		1,850	1,919
SCOR SE 3% 6/8/46 (Reg. S) (c)	EUR	3,700	4,120
			42,444
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		11,515	12,422
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		640	643
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		3,670	3,835
Omega Healthcare Investors, Inc. 5.875% 3/15/24		12,150	12,582
Prologis LP 3% 6/2/26	EUR	5,700	7,077
			36,559
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		8,275	8,463
5.25% 3/15/25		4,610	4,753
Deutsche Annington Finance BV:
1.625% 12/15/20 (Reg. S)	EUR	2,600	3,055
2.125% 7/9/22 (Reg. S)	EUR	2,558	3,099
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	5,100	5,503
Howard Hughes Corp. 6.875% 10/1/21 (b)		9,230	9,092
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		240	242
11.5% 7/20/20 (Reg. S)		15	16
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,850	1,853
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		6,295	6,169
			42,245
TOTAL FINANCIALS			726,001
HEALTH CARE - 2.0%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,990	1,756
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		1,715	1,801
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		1,870	1,935
Hologic, Inc. 5.25% 7/15/22 (b)		4,120	4,295
			8,031
Health Care Providers & Services - 1.5%
AmSurg Corp. 5.625% 7/15/22		3,800	3,914
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	5,306
5.25% 4/15/25		11,820	12,175
5.25% 6/15/26		4,600	4,715
5.375% 2/1/25		7,665	7,749
5.875% 3/15/22		10,760	11,648
5.875% 5/1/23		6,100	6,397
5.875% 2/15/26		9,405	9,687
7.5% 2/15/22		10,195	11,546
HealthSouth Corp. 5.75% 11/1/24		8,045	8,150
InVentiv Health, Inc. 10% 8/15/18		795	788
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		3,730	3,830
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		2,960	3,037
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,105	2,063
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		3,725	3,725
Tenet Healthcare Corp. 6.875% 11/15/31		9,855	7,946
Truven Health Analytics, Inc. 10.625% 6/1/20		3,730	3,978
Vizient, Inc. 10.375% 3/1/24 (b)		4,030	4,322
			110,976
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	2,900	3,276
Pharmaceuticals - 0.3%
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		7,570	7,381
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		17,390	13,629
6.75% 8/15/21 (b)		2,870	2,339
			23,349
TOTAL HEALTH CARE			147,388
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.3%
GenCorp, Inc. 7.125% 3/15/21		1,145	1,188
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (b)		2,400	2,520
5% 11/15/25 (b)		3,490	3,651
KLX, Inc. 5.875% 12/1/22 (b)		10,020	9,970
Triumph Group, Inc. 4.875% 4/1/21		4,250	3,856
			21,185
Airlines - 0.5%
Air Canada 5.375% 11/15/22 (b)		1,248	1,211
Allegiant Travel Co. 5.5% 7/15/19		1,170	1,202
Aviation Capital Group Corp. 4.625% 1/31/18 (b)		3,026	3,094
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		533	555
6.125% 4/29/18		1,470	1,545
7.25% 11/10/19		3,257	3,664
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		6,204	7,135
8.021% 8/10/22		2,033	2,297
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		1,851	1,751
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,468	1,645
8.028% 11/1/17		390	417
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,606	4,167
Series 2012-2 Class B, 6.75% 12/3/22		1,392	1,444
Series 2013-1 Class B, 5.375% 5/15/23		1,848	1,905
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		2,448	2,571
			34,603
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,225	1,208
6.125% 4/1/25 (b)		1,225	1,201
			2,409
Commercial Services & Supplies - 0.5%
ADT Corp. 6.25% 10/15/21		11,615	11,673
APX Group, Inc. 8.75% 12/1/20		6,550	5,649
Cenveo Corp. 6% 8/1/19 (b)		2,285	1,662
Clean Harbors, Inc.:
5.125% 6/1/21		2,595	2,624
5.25% 8/1/20		2,915	2,988
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,702
7.25% 12/1/20		4,475	4,620
Garda World Security Corp.:
7.25% 11/15/21 (b)		800	616
7.25% 11/15/21 (b)		1,655	1,274
TMS International Corp. 7.625% 10/15/21 (b)		825	483
			34,291
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22		2,000	2,075
5.875% 10/15/24		1,715	1,766
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,670	1,766
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		2,155	932
			6,539
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		2,140	2,151
5% 10/1/25 (b)		3,860	3,889
			6,040
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,360	1,428
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (b)		4,180	4,285
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		375	248
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		3,645	2,351
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)		455	93
			2,692
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	4,300	5,251
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,490	1,583
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,660	1,652
			3,235
Trading Companies & Distributors - 1.5%
Aircastle Ltd.:
5% 4/1/23		2,105	2,116
5.5% 2/15/22		3,785	3,948
6.25% 12/1/19		4,985	5,415
7.625% 4/15/20		3,275	3,701
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		3,925	4,062
International Lease Finance Corp.:
4.625% 4/15/21		5,675	5,817
5.875% 4/1/19		18,705	19,757
5.875% 8/15/22		7,605	8,251
6.25% 5/15/19		17,040	18,169
8.25% 12/15/20		11,050	12,901
8.625% 1/15/22		19,820	23,834
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		1,290	1,187
			109,158
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		4,577	4,866
10.75% 12/1/20 (Reg. S)		133	141
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		1,665	1,752
			6,759
TOTAL INDUSTRIALS			237,875
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.5%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		7,010	7,255
Brocade Communications Systems, Inc. 4.625% 1/15/23		2,840	2,755
Lucent Technologies, Inc.:
6.45% 3/15/29		19,065	20,257
6.5% 1/15/28		6,600	6,798
			37,065
Electronic Equipment & Components - 0.0%
Flextronics International Ltd. 5% 2/15/23		2,125	2,146
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,060	3,175
j2 Global, Inc. 8% 8/1/20		2,970	3,100
VeriSign, Inc.:
4.625% 5/1/23		3,740	3,777
5.25% 4/1/25		3,790	3,818
			13,870
IT Services - 0.1%
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		2,010	1,889
Everi Payments, Inc. 10% 1/15/22		3,725	3,148
			5,037
Semiconductors & Semiconductor Equipment - 0.7%
Entegris, Inc. 6% 4/1/22 (b)		1,150	1,167
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,545	1,263
5.25% 1/15/24 (b)		3,250	2,616
5.5% 2/1/25		10,885	8,824
5.625% 1/15/26 (b)		2,880	2,275
5.875% 2/15/22		2,320	2,007
Microsemi Corp. 9.125% 4/15/23 (b)		1,450	1,591
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		1,710	1,755
5.75% 2/15/21 (b)		4,280	4,483
5.75% 3/15/23 (b)		13,101	13,854
Qorvo, Inc.:
6.75% 12/1/23 (b)		1,840	1,900
7% 12/1/25 (b)		3,725	3,874
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,690	3,930
			49,539
Software - 0.7%
Activision Blizzard, Inc.:
5.625% 9/15/21 (b)		21,060	22,139
6.125% 9/15/23 (b)		5,865	6,290
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		3,365	3,468
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		8,910	6,415
BMC Software, Inc. 7.25% 6/1/18		745	663
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		6,240	6,115
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (b)(c)		1,275	953
Nuance Communications, Inc. 5.375% 8/15/20 (b)		2,085	2,115
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (b)		2,985	3,082
			51,240
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 4.75% 6/1/23		4,020	3,330
Western Digital Corp.:
7.375% 4/1/23 (b)		4,660	4,753
10.5% 4/1/24 (b)		7,450	7,469
			15,552
TOTAL INFORMATION TECHNOLOGY			174,449
MATERIALS - 3.4%
Chemicals - 1.3%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	7,900	8,873
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		3,350	3,040
5.75% 4/15/21 (b)		1,800	1,715
6.45% 2/3/24		1,975	1,852
Chemtura Corp. 5.75% 7/15/21		1,960	1,931
Covestro AG 1.75% 9/25/24 (Reg. S)	EUR	1,450	1,700
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		2,370	2,234
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		1,750	1,820
Momentive Performance Materials, Inc.:
3.88% 10/24/21		37,507	27,099
4.69% 4/24/22		12,150	7,169
10% 10/15/20 (d)		12,150	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		37,507	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		1,725	1,691
OCP SA 5.625% 4/25/24 (b)		1,140	1,185
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		2,960	2,492
10.375% 5/1/21 (b)		1,120	1,084
PolyOne Corp. 5.25% 3/15/23		2,630	2,617
Solvay SA 2.75% 12/2/27 (Reg. S)	EUR	3,100	3,797
TPC Group, Inc. 8.75% 12/15/20 (b)		6,250	4,375
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		2,085	2,210
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		11,663	12,130
5.625% 10/1/24 (b)		2,555	2,664
			91,678
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,350	1,276
9.375% 10/12/22 (b)		3,070	3,377
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,630	1,671
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		1,435	1,248
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		1,825	1,830
			9,402
Containers & Packaging - 0.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		11,818	11,104
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (b)		2,530	2,404
6.25% 1/31/19 (b)		2,135	2,112
6.75% 1/31/21 (b)		4,430	4,286
7% 11/15/20 (b)		452	430
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (b)		4,700	4,685
6% 6/15/17 (b)		2,370	2,351
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		1,770	1,451
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,594
7.5% 12/15/96		4,010	3,990
Graphic Packaging International, Inc. 4.75% 4/15/21		1,325	1,375
Sealed Air Corp. 5.25% 4/1/23 (b)		2,170	2,295
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,599
			50,676
Metals & Mining - 1.2%
Aleris International, Inc. 6% 6/1/20 (b)		30	30
Alrosa Finance SA 7.75% 11/3/20 (b)		1,660	1,809
Compania Minera Ares SAC 7.75% 1/23/21 (b)		2,560	2,522
EVRAZ Group SA:
6.5% 4/22/20 (b)		4,610	4,424
9.5% 4/24/18 (Reg. S)		7,930	8,456
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		5,175	4,619
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		7,523	5,042
10.375% 4/7/19 (b)		905	607
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		1,320	1,178
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		9,140	8,226
4.875% 10/7/20 (Reg. S)		450	405
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		3,250	2,652
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		4,290	4,249
Metinvest BV:
8.75% 2/14/18 (Reg. S)		1,135	511
10.5% 11/28/17 (b)		9,953	4,481
10.5% 11/28/17 (Reg. S)		344	155
Mirabela Nickel Ltd. 1% 9/10/44 (b)		13	0
New Gold, Inc. 7% 4/15/20 (b)		1,295	1,237
Nord Gold NV 6.375% 5/7/18 (b)		2,687	2,770
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		7,870	7,762
5.625% 4/29/20 (Reg. S)		500	493
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		1,250	1,075
11.25% 10/15/18		6,052	4,055
Samarco Mineracao SA 5.75% 10/24/23 (b)		1,905	1,143
Southern Copper Corp. 7.5% 7/27/35		4,185	4,374
Teck Resources Ltd.:
4.75% 1/15/22		1,860	1,283
5.2% 3/1/42		930	512
5.4% 2/1/43		2,790	1,535
6% 8/15/40		930	521
6.125% 10/1/35		930	539
Vale Overseas Ltd.:
4.375% 1/11/22		4,540	3,865
4.625% 9/15/20		2,680	2,472
6.875% 11/21/36		1,920	1,516
Vedanta Resources PLC 6% 1/31/19 (b)		3,110	2,103
			86,621
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,200	1,197
Mercer International, Inc.:
7% 12/1/19		2,755	2,769
7.75% 12/1/22		4,005	3,990
NewPage Corp.:
0% 5/1/12 (c)(d)		2,460	0
11.375% 12/31/14 (d)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		4,925	0
			7,956
TOTAL MATERIALS			246,333
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.5%
Altice Financing SA:
6.5% 1/15/22 (b)		9,695	9,865
6.625% 2/15/23 (b)		7,355	7,373
7.875% 12/15/19 (b)		4,110	4,295
Altice Finco SA:
8.125% 1/15/24 (b)		7,845	7,767
9.875% 12/15/20 (b)		4,825	5,187
British Telecommunications PLC:
0.625% 3/10/21 (Reg. S)	EUR	2,600	2,955
1.125% 3/10/23 (Reg. S)	EUR	3,350	3,854
1.75% 3/10/26 (Reg. S)	EUR	1,950	2,285
Citizens Communications Co.:
7.875% 1/15/27		2,505	1,991
9% 8/15/31		3,545	3,049
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,730	2,587
Frontier Communications Corp. 11% 9/15/25 (b)		3,725	3,744
GCI, Inc. 6.875% 4/15/25		3,760	3,835
Level 3 Communications, Inc. 5.75% 12/1/22		4,165	4,300
Level 3 Financing, Inc.:
5.125% 5/1/23		3,845	3,888
5.375% 5/1/25		3,845	3,893
Lynx I Corp. 5.375% 4/15/21 (b)		2,475	2,580
Lynx II Corp. 6.375% 4/15/23 (b)		1,555	1,617
Qtel International Finance Ltd. 5% 10/19/25 (b)		1,925	2,096
Sable International Finance Ltd. 6.875% 8/1/22 (b)		12,960	12,960
Sprint Capital Corp.:
6.875% 11/15/28		4,132	3,016
8.75% 3/15/32		3,187	2,494
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,680	1,646
U.S. West Communications:
6.875% 9/15/33		1,925	1,877
7.25% 9/15/25		420	459
7.25% 10/15/35		1,205	1,189
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,110	4,161
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,118
			109,081
Wireless Telecommunication Services - 4.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	70,700	3,897
Comcel Trust 6.875% 2/6/24 (b)		2,855	2,669
Digicel Group Ltd.:
6% 4/15/21 (b)		745	667
6.75% 3/1/23 (b)		1,680	1,483
7% 2/15/20 (b)		860	785
7.125% 4/1/22 (b)		29,625	23,030
8.25% 9/30/20 (b)		19,375	16,614
Intelsat Jackson Holdings SA:
5.5% 8/1/23		12,550	7,561
7.25% 10/15/20		19,630	12,661
7.5% 4/1/21		5,670	3,600
8% 2/15/24 (b)		5,480	5,535
Millicom International Cellular SA:
4.75% 5/22/20 (b)		4,125	3,929
6% 3/15/25 (b)		6,925	6,423
6.625% 10/15/21 (b)		6,720	6,762
MTS International Funding Ltd. 8.625% 6/22/20 (b)		7,695	8,754
Neptune Finco Corp.:
6.625% 10/15/25 (b)		7,210	7,795
10.125% 1/15/23 (b)		7,455	7,977
10.875% 10/15/25 (b)		17,675	19,213
Sprint Communications, Inc. 6% 11/15/22		14,800	10,823
Sprint Corp.:
7.125% 6/15/24		23,607	17,528
7.625% 2/15/25		15,170	11,264
7.875% 9/15/23		9,580	7,327
T-Mobile U.S.A., Inc.:
6% 3/1/23		6,860	7,006
6% 4/15/24		5,590	5,660
6.125% 1/15/22		6,915	7,140
6.25% 4/1/21		6,563	6,890
6.375% 3/1/25		19,464	19,926
6.5% 1/15/24		25,330	26,343
6.625% 4/1/23		17,880	18,819
6.633% 4/28/21		6,470	6,761
6.731% 4/28/22		4,205	4,393
6.836% 4/28/23		4,925	5,196
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,450	1,454
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		1,925	2,105
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		11,415	12,214
VimpelCom Holdings BV 9% 2/13/18 (Reg S.)	RUB	80,490	1,154
			311,358
TOTAL TELECOMMUNICATION SERVICES			420,439
UTILITIES - 2.0%
Electric Utilities - 0.1%
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		665	682
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,175	1,392
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,665	1,493
RJS Power Holdings LLC 4.625% 7/15/19 (b)		3,915	3,396
			6,963
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	7,735
8% 3/1/32		6,000	6,342
			14,077
Independent Power and Renewable Electricity Producers - 1.7%
Dynegy, Inc.:
7.375% 11/1/22		6,340	5,865
7.625% 11/1/24		7,310	6,634
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)		9,438	8,305
11.25% 11/1/17 pay-in-kind (c)(d)		7,535	6,631
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		24,061	26,106
12.25% 3/1/22 (b)(d)		28,678	31,188
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		2,250	2,315
PPL Energy Supply LLC 6.5% 6/1/25		3,040	2,523
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		2,385	1,932
6.125% 6/15/25 (b)		1,190	928
TXU Corp.:
5.55% 11/15/14 (d)		1,623	1,185
6.5% 11/15/24 (d)		13,610	9,935
6.55% 11/15/34 (d)		26,380	19,257
			122,804
TOTAL UTILITIES			143,844

TOTAL NONCONVERTIBLE BONDS			3,244,910

TOTAL CORPORATE BONDS
(Cost $3,349,537)			3,245,292

U.S. Government and Government Agency Obligations - 13.9%
U.S. Government Agency Obligations - 0.5%
Federal Home Loan Bank 1% 6/21/17		7,560	7,589
Tennessee Valley Authority:
1.75% 10/15/18		$12,807	$13,055
4.25% 9/15/65		8,147	8,593
5.25% 9/15/39		968	1,236
5.375% 4/1/56		3,004	3,868

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			34,341

U.S. Treasury Obligations - 12.6%
U.S. Treasury Bonds:
2.5% 2/15/45		28,067	27,373
2.5% 2/15/46		6,000	5,851
3% 11/15/45		1,000	1,080
3.625% 2/15/44 (f)		65,247	79,163
4.25% 5/15/39		16,500	21,846
5.25% 2/15/29		7,107	9,762
5.375% 2/15/31		27,653	39,666
6.125% 8/15/29 (g)		3,900	5,806
7.875% 2/15/21		5,350	7,023
U.S. Treasury Notes:
0.5% 7/31/17		2,462	2,456
0.75% 4/15/18		1,155	1,155
0.75% 2/15/19		7,000	6,980
0.875% 11/30/17		29,395	29,467
0.875% 1/31/18		9,114	9,138
0.875% 7/31/19		22,402	22,353
1% 5/31/18		17,119	17,201
1% 3/15/19		20,000	20,082
1.125% 6/15/18		488	492
1.125% 1/15/19		11,773	11,866
1.25% 3/31/21		63,604	63,681
1.375% 2/28/19		38,974	39,549
1.375% 3/31/20		3,000	3,033
1.375% 4/30/20		55,776	56,369
1.375% 1/31/21		3,000	3,023
1.5% 12/31/18		5,994	6,103
1.5% 1/31/19		19,481	19,836
1.5% 1/31/22		11,077	11,135
1.5% 2/28/23		5,000	4,988
1.625% 4/30/19		34,618	35,377
1.625% 6/30/19		37,248	38,086
1.625% 6/30/20		2,185	2,229
1.625% 2/15/26		11,500	11,339
1.75% 9/30/19		27,073	27,780
1.875% 9/30/17		6,900	7,019
1.875% 10/31/17		28,677	29,193
2% 11/30/22		66,931	68,986
2% 8/15/25		10,770	10,981
2.125% 6/30/21		10,000	10,425
2.125% 5/15/25		700	722
2.25% 4/30/21		53,073	55,671
2.25% 7/31/21		60,289	63,252
2.25% 11/15/25		6,000	6,247
2.375% 8/15/24		5,270	5,552
3.5% 2/15/18		15,195	15,979

TOTAL U.S. TREASURY OBLIGATIONS			915,315

Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7919% 12/7/20 (NCUA Guaranteed) (c)		1,520	1,516
Series 2011-R1 Class 1A, 0.888% 1/8/20 (NCUA Guaranteed) (c)		3,327	3,327
Series 2011-R4 Class 1A, 0.8085% 3/6/20 (NCUA Guaranteed) (c)		1,003	1,002
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,205
3.45% 6/12/21 (NCUA Guaranteed)		23,400	25,568

TOTAL OTHER GOVERNMENT RELATED			60,618

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $975,928)			1,010,274

U.S. Government Agency - Mortgage Securities - 1.1%
Fannie Mae - 0.6%
2.05% 11/1/35 (c)		330	342
2.07% 9/1/33 (c)		345	356
2.115% 10/1/35 (c)		20	21
2.19% 3/1/37 (c)		23	24
2.215% 2/1/36 (c)		10	10
2.29% 11/1/33 (c)		45	47
2.302% 6/1/36 (c)		36	38
2.315% 1/1/35 (c)		162	168
2.315% 9/1/36 (c)		67	70
2.448% 3/1/33 (c)		80	83
2.476% 6/1/47 (c)		127	134
2.48% 11/1/36 (c)		31	33
2.512% 4/1/36 (c)		240	254
2.525% 5/1/36 (c)		28	30
2.557% 6/1/42 (c)		252	261
2.576% 7/1/35 (c)		131	137
2.602% 2/1/37 (c)		403	425
2.689% 2/1/42 (c)		1,640	1,712
2.763% 1/1/42 (c)		1,384	1,446
2.896% 8/1/35 (c)		377	401
2.951% 11/1/40 (c)		151	159
2.98% 9/1/41 (c)		175	183
2.991% 10/1/41 (c)		80	83
3% 4/1/31 (h)		4,700	4,909
3.243% 7/1/41 (c)		263	275
3.352% 10/1/41 (c)		132	138
3.552% 7/1/41 (c)		330	348
4.5% 7/1/33 to 4/1/39		19,376	21,180
5% 2/1/22 to 7/1/35		3,718	4,124
5.5% 10/1/20 to 1/1/29		2,585	2,816
6% 6/1/16 to 10/1/16		2	2
6.5% 5/1/16 to 8/1/36		3,560	4,179

TOTAL FANNIE MAE			44,388

Freddie Mac - 0.1%
1.945% 3/1/35 (c)		81	84
2.153% 1/1/36 (c)		77	80
2.175% 6/1/37 (c)		27	28
2.18% 2/1/37 (c)		46	48
2.185% 1/1/37 (c)		232	242
2.2% 3/1/37 (c)		15	16
2.246% 5/1/37 (c)		46	48
2.285% 8/1/37 (c)		69	72
2.301% 6/1/33 (c)		193	202
2.35% 7/1/35 (c)		134	140
2.359% 10/1/42 (c)		1,463	1,542
2.445% 10/1/36 (c)		261	274
2.491% 10/1/35 (c)		119	124
2.51% 5/1/37 (c)		296	312
2.513% 5/1/37 (c)		696	734
2.54% 6/1/37 (c)		227	240
2.563% 5/1/37 (c)		62	66
2.574% 6/1/37 (c)		45	47
2.615% 9/1/35 (c)		53	56
2.668% 4/1/37 (c)		80	84
2.741% 2/1/36 (c)		5	6
2.795% 7/1/36 (c)		66	70
2.798% 7/1/35 (c)		164	174
2.845% 4/1/37 (c)		8	8
2.985% 10/1/41 (c)		975	1,018
3.062% 9/1/41 (c)		1,587	1,662
3.205% 9/1/41 (c)		184	193
3.216% 4/1/41 (c)		200	210
3.26% 10/1/35 (c)		36	38
3.295% 6/1/41 (c)		203	212
3.454% 5/1/41 (c)		153	160
3.628% 6/1/41 (c)		300	314
3.698% 5/1/41 (c)		245	257
6% 1/1/24		904	988
6.5% 4/1/16 to 3/1/22		323	351

TOTAL FREDDIE MAC			10,100

Ginnie Mae - 0.4%
4.3% 8/20/61 (i)		2,568	2,671
4.649% 2/20/62 (i)		1,785	1,894
4.682% 2/20/62 (i)		2,364	2,496
4.684% 1/20/62 (i)		11,335	11,964
5.47% 8/20/59 (i)		635	649
5.5% 11/15/35		1,348	1,520
5.612% 4/20/58 (i)		202	203
6% 6/15/36		2,875	3,365

TOTAL GINNIE MAE			24,762

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $78,144)			79,250

Collateralized Mortgage Obligations - 3.6%
U.S. Government Agency - 3.6%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.363% 6/25/36 (c)		$3,365	$3,407
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		3	3
Series 2003-70 Class BJ, 5% 7/25/33		368	409
Series 2005-19 Class PA, 5.5% 7/25/34		1,064	1,140
Series 2005-27 Class NE, 5.5% 5/25/34		861	883
Series 2005-64 Class PX, 5.5% 6/25/35		1,076	1,180
Series 2005-68 Class CZ, 5.5% 8/25/35		3,011	3,395
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,279
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		18	19
Series 2003-117 Class MD, 5% 12/25/23		703	767
Series 2004-91 Class Z, 5% 12/25/34		3,095	3,442
Series 2005-117 Class JN, 4.5% 1/25/36		735	799
Series 2005-14 Class ZB, 5% 3/25/35		1,138	1,265
Series 2006-72 Class CY, 6% 8/25/26		968	1,067
Series 2009-59 Class HB, 5% 8/25/39		1,590	1,768
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		194	13
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		295	20
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		2,041	258
Series 2010-39 Class FG, 1.353% 3/25/36 (c)		2,120	2,159
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		647	41
Series 2011-67 Class AI, 4% 7/25/26 (j)		577	60
Series 2012-27 Class EZ, 4.25% 3/25/42		3,269	3,624
Freddie Mac:
floater:
Series 2630 Class FL, 0.9362% 6/15/18 (c)		7	7
Series 2711 Class FC, 1.3362% 2/15/33 (c)		1,216	1,237
floater planned amortization class Series 2770 Class FH, 0.8362% 3/15/34 (c)		1,334	1,335
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		44	48
Series 2376 Class JE, 5.5% 11/15/16		10	10
Series 2381 Class OG, 5.5% 11/15/16		3	3
Series 2425 Class JH, 6% 3/15/17		17	17
Series 2996 Class MK, 5.5% 6/15/35		117	132
Series 3415 Class PC, 5% 12/15/37		502	549
Series 3763 Class QA, 4% 4/15/34		1,055	1,080
Series 3840 Class VA, 4.5% 9/15/27		1,578	1,688
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		1,045	1,057
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		5,212	5,942
Series 2303 Class ZV, 6% 4/15/31		109	120
Series 2877 Class ZD, 5% 10/15/34		3,782	4,203
Series 3745 Class KV, 4.5% 12/15/26		2,829	3,118
Series 3843 Class PZ, 5% 4/15/41		951	1,164
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.9321% 7/20/37 (c)		691	693
Series 2008-2 Class FD, 0.9121% 1/20/38 (c)		172	172
Series 2008-73 Class FA, 1.2921% 8/20/38 (c)		1,102	1,119
Series 2008-83 Class FB, 1.3321% 9/20/38 (c)		1,049	1,067
Series 2009-108 Class CF, 1.0413% 11/16/39 (c)		817	822
Series 2009-116 Class KF, 0.9713% 12/16/39 (c)		631	634
Series 2010-H17 Class FA, 0.7685% 7/20/60 (c)(i)		3,955	3,900
Series 2010-H18 Class AF, 0.725% 9/20/60 (c)(i)		4,773	4,702
Series 2010-H19 Class FG, 0.725% 8/20/60 (c)(i)		5,427	5,346
Series 2010-H27 Series FA, 0.805% 12/20/60 (c)(i)		1,767	1,745
Series 2011-H05 Class FA, 0.925% 12/20/60 (c)(i)		3,021	2,995
Series 2011-H07 Class FA, 0.925% 2/20/61 (c)(i)		6,028	5,972
Series 2011-H12 Class FA, 0.915% 2/20/61 (c)(i)		7,215	7,165
Series 2011-H13 Class FA, 0.925% 4/20/61 (c)(i)		2,750	2,724
Series 2011-H14:
Class FB, 0.925% 5/20/61 (c)(i)		3,235	3,201
Class FC, 0.925% 5/20/61 (c)(i)		2,943	2,914
Series 2011-H17 Class FA, 0.955% 6/20/61 (c)(i)		3,840	3,809
Series 2011-H21 Class FA, 1.025% 10/20/61 (c)(i)		4,060	4,036
Series 2012-H01 Class FA, 1.125% 11/20/61 (c)(i)		3,489	3,480
Series 2012-H03 Class FA, 1.125% 1/20/62 (c)(i)		2,248	2,242
Series 2012-H06 Class FA, 1.055% 1/20/62 (c)(i)		3,434	3,417
Series 2012-H07 Class FA, 1.055% 3/20/62 (c)(i)		2,084	2,073
Series 2013-H19:
Class FC, 1.025% 8/20/63 (c)(i)		478	475
Class FD, 1.025% 8/20/63 (c)(i)		1,339	1,330
Series 2015-H13 Class FL, 0.705% 5/20/63 (c)(i)		14,127	14,069
Series 2015-H19 Class FA, 0.625% 4/20/63 (c)(i)		13,467	13,397
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		46	46
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,445
Series 2011-136 Class WI, 4.5% 5/20/40 (j)		1,420	146
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,540	5,093
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)		1,936	1,939
Series 2014-H12 Class KA, 2.75% 5/20/64 (i)		2,474	2,558
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)		9,011	9,556
Series 2010-H17 Class XP, 5.2988% 7/20/60 (c)(i)		11,543	12,221
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)		8,487	9,003
Series 2012-64 Class KB, 8.4509% 5/20/41 (c)		364	435
Series 2013-124:
Class ES, 8.0905% 4/20/39 (c)(k)		3,751	4,129
Class ST, 8.2239% 8/20/39 (c)(k)		7,046	8,107
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)		8,644	8,817
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)		26,077	26,557
Class JA, 2.5% 6/20/65 (i)		2,470	2,515
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)		17,330	17,302
Series 2090-118 Class XZ, 5% 12/20/39		4,566	5,517
TOTAL U.S. GOVERNMENT AGENCY
(Cost $260,952)			262,593

Commercial Mortgage Securities - 1.0%
Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.7858% 4/25/19 (c)		47	47
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,350
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		12,280	13,460
Series K027 Class A2, 2.637% 1/25/23		2,406	2,505
Series K029 Class A2, 3.32% 2/25/23 (c)		1,186	1,285
Series K034 Class A1, 2.669% 2/25/23		7,647	7,915
Series K037 Class A2, 3.49% 1/25/24		3,753	4,105
Series K039 Class A2, 3.303% 7/25/24		14,456	15,625
Series K042 Class A2, 2.67% 12/25/24		11,700	12,068
Series K501 Class A2, 1.655% 11/25/16		4,287	4,292
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25		10,800	11,246
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $73,034)			74,898

Foreign Government and Government Agency Obligations - 14.8%
Argentine Republic:
7% 4/17/17		39,905	40,269
8.28% 12/31/33 (d)		4,739	5,663
8.75% 6/2/17 (d)		6,485	7,669
Australian Commonwealth:
1.75% 11/21/20	AUD	26,650	20,158
4.25% 4/21/26	AUD	15,000	13,288
5.5% 1/21/18	AUD	14,800	12,064
Azerbaijan Republic 4.75% 3/18/24 (b)		1,435	1,363
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		500,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Belarus Republic 8.95% 1/26/18		10,400	10,816
Belgian Kingdom 1.6% 6/22/47 (b)	EUR	3,000	3,490
Brazilian Federative Republic:
4.25% 1/7/25		4,215	3,867
5.625% 1/7/41		7,265	6,266
6% 4/7/26		2,595	2,634
7.125% 1/20/37		10,630	10,736
8.25% 1/20/34		13,565	15,159
Buenos Aires Province:
9.375% 9/14/18 (b)		3,605	3,749
10.875% 1/26/21 (Reg. S)		13,615	14,738
Buoni del Tesoro Poliennali:
1.45% 9/15/22	EUR	18,350	21,909
2.5% 12/1/24	EUR	10,450	13,261
2.7% 3/1/47 (b)	EUR	16,000	19,426
4.5% 3/1/24	EUR	16,625	23,988
Canadian Government 1.5% 2/1/17	CAD	45,800	35,551
Central Bank of Nigeria warrants 11/15/20 (l)(m)		5,500	265
City of Buenos Aires:
8.95% 2/19/21 (b)		3,085	3,309
9.95% 3/1/17 (b)		1,975	2,064
Colombian Republic:
4.375% 3/21/23	COP	22,953,000	6,407
5% 6/15/45		1,275	1,186
5.625% 2/26/44		1,300	1,294
7.375% 9/18/37		2,175	2,572
10.375% 1/28/33		6,130	8,720
Congo Republic 4% 6/30/29 (n)		12,565	9,116
Costa Rican Republic:
4.25% 1/26/23 (b)		770	703
5.625% 4/30/43 (b)		680	519
7% 4/4/44 (b)		4,045	3,651
Croatia Republic:
5.5% 4/4/23 (b)		1,015	1,071
6% 1/26/24 (b)		1,100	1,197
6.375% 3/24/21 (b)		2,220	2,425
6.625% 7/14/20 (b)		1,555	1,708
6.75% 11/5/19 (b)		1,015	1,114
Danish Kingdom 1.75% 11/15/25	DKK	53,900	9,241
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		2,585	2,560
6.25% 7/27/21 (b)		1,140	1,112
Dominican Republic:
1.4674% 8/30/24 (c)		11,048	10,949
6.85% 1/27/45 (b)		3,865	3,826
6.875% 1/29/26 (b)		2,810	2,986
7.45% 4/30/44 (b)		5,160	5,418
7.5% 5/6/21 (b)		3,140	3,423
Dutch Government 0.5% 7/15/26(Reg. S) (b)	EUR	3,650	4,208
El Salvador Republic 7.625% 2/1/41 (b)		555	472
Georgia Republic 6.875% 4/12/21 (b)		695	749
German Federal Republic 0.5% 2/15/26(Reg. S)	EUR	3,950	4,642
Hong Kong Government SAR 1.32% 12/23/19	HKD	18,400	2,410
Hungarian Republic:
5.375% 3/25/24		1,918	2,148
5.75% 11/22/23		2,811	3,202
7.625% 3/29/41		2,563	3,629
Indonesian Republic:
3.375% 4/15/23 (b)		1,850	1,807
4.75% 1/8/26 (b)		1,855	1,946
5.25% 1/17/42 (b)		1,795	1,804
5.375% 10/17/23		1,650	1,810
5.95% 1/8/46 (b)		1,820	2,017
6.625% 2/17/37 (b)		3,260	3,779
6.75% 1/15/44 (b)		1,370	1,656
7.75% 1/17/38 (b)		6,720	8,643
8.5% 10/12/35 (Reg. S)		5,535	7,495
Irish Republic:
1% 5/15/26(Reg. S)	EUR	5,900	6,882
2% 2/18/45 (Reg.S)	EUR	9,400	11,473
5% 10/18/20	EUR	2,400	3,349
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,510	6,846
8.25% 4/15/24 (b)		1,375	1,460
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,916	35,642
5.5% 12/4/23		7,426	9,192
2.875% 3/16/26		1,630	1,630
Ivory Coast 5.75% 12/31/32		7,390	6,817
Japan Government:
0.1% 8/15/16	JPY	220,000	1,956
0.1% 4/15/17	JPY	1,700,000	15,150
0.1% 12/20/20	JPY	5,210,250	46,944
0.3% 6/20/16	JPY	347,000	3,086
0.9% 6/20/22	JPY	4,399,800	41,793
1.5% 12/20/44	JPY	1,040,000	11,570
1.9% 9/20/30	JPY	4,770,000	53,037
Jordanian Kingdom:
2.503% 10/30/20		22,090	23,263
3% 6/30/25		7,702	8,201
Kazakhstan Republic:
5.125% 7/21/25 (b)		1,515	1,560
6.5% 7/21/45 (b)		1,880	1,952
Kingdom of Norway 3.75% 5/25/21	NOK	32,000	4,463
Lebanese Republic:
4% 12/31/17		5,367	5,320
5.45% 11/28/19		1,280	1,257
New Zealand Government 6% 5/15/21	NZD	7,000	5,699
Ontario Province 2.4% 6/2/26	CAD	30,850	23,864
Panamanian Republic:
6.7% 1/26/36		875	1,116
8.875% 9/30/27		400	573
9.375% 4/1/29		700	1,043
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		1,840	1,842
Peruvian Republic 4% 3/7/27 (n)		4,905	4,905
Philippine Republic:
7.75% 1/14/31		1,485	2,258
9.5% 2/2/30		1,795	3,032
Provincia de Cordoba 12.375% 8/17/17 (b)		5,870	6,178
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,399	3,306
Republic of Armenia:
6% 9/30/20 (b)		5,251	5,190
7.15% 3/26/25 (b)		3,150	3,101
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,025	7,574
Republic of Nigeria 5.125% 7/12/18 (b)		2,660	2,633
Republic of Serbia:
6.75% 11/1/24 (b)		6,491	6,704
7.25% 9/28/21 (b)		3,300	3,688
Republic of Singapore 3.25% 9/1/20	SGD	22,600	18,201
Russian Federation:
4.5% 4/4/22 (b)		800	820
4.875% 9/16/23 (b)		3,400	3,551
5% 4/29/20 (b)		1,625	1,706
5.625% 4/4/42 (b)		2,600	2,628
5.875% 9/16/43 (b)		5,200	5,366
12.75% 6/24/28 (Reg. S)		17,085	28,341
Spanish Kingdom:
2.75% 10/31/24 (Reg. S)	EUR	24,150	30,787
2.9% 10/31/46(Reg. S) (b)	EUR	7,550	9,009
Sweden Kingdom 3.5% 6/1/22	SEK	109,950	16,304
Switzerland Confederation 4.25% 6/5/17	CHF	18,450	20,333
Turkish Republic:
5.125% 3/25/22		1,095	1,151
5.625% 3/30/21		3,500	3,776
6.25% 9/26/22		2,590	2,880
6.75% 4/3/18		1,635	1,760
6.75% 5/30/40		3,045	3,571
6.875% 3/17/36		2,975	3,512
7% 3/11/19		2,010	2,224
7% 6/5/20		1,510	1,709
7.25% 3/5/38		2,320	2,860
7.375% 2/5/25		2,365	2,834
7.5% 11/7/19		4,635	5,285
8% 2/14/34		1,905	2,491
9.4% 7/8/20	TRY	8,360	2,946
11.875% 1/15/30		3,235	5,505
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		1,635	1,664
Ukraine Government:
0% 5/31/40 (b)(c)		1,931	631
7.75% 9/1/19 (b)		1,112	1,046
7.75% 9/1/20 (b)		996	934
7.75% 9/1/21 (b)		952	881
7.75% 9/1/22 (b)		952	871
7.75% 9/1/23 (b)		952	861
7.75% 9/1/24 (b)		952	851
7.75% 9/1/25 (b)		952	844
7.75% 9/1/26 (b)		952	840
7.75% 9/1/27 (b)		952	840
United Kingdom, Great Britain and Northern Ireland 1% 9/7/17	GBP	29,750	43,093
United Mexican States:
4% 10/2/23		2,782	2,914
4.6% 1/23/46		1,625	1,584
4.75% 3/8/44		1,270	1,267
5.55% 1/21/45		1,600	1,772
6.05% 1/11/40		1,019	1,195
6.5% 6/10/21	MXN	66,055	4,015
United Republic of Tanzania 6.8921% 3/9/20 (c)		498	500
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,645	3,386
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		83,803	335
9.25% 9/15/27		6,650	2,660
11.95% 8/5/31 (Reg. S)		4,335	1,712
12.75% 8/23/22		2,425	1,043
Vietnamese Socialist Republic:
4% 3/12/28 (n)		12,039	11,783
4.8% 11/19/24 (b)		525	526
6.75% 1/29/20 (b)		2,230	2,471
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,032,821)			1,080,935

Supranational Obligations - 0.0%
European Investment Bank 1.125% 9/15/36 (Reg. S) (Cost $3,097)	EUR	2,800	3,231
		Shares	Value (000s)

Common Stocks - 5.0%
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.4%
Chassix Holdings, Inc.		257,525	6,536
Chassix Holdings, Inc. warrants		14,128	0
Delphi Automotive PLC		87,900	6,594
Exide Technologies		3,298	0
Exide Technologies		10,993	0
Lear Corp.		60,400	6,715
Tenneco, Inc. (m)		104,400	5,378
			25,223
Automobiles - 0.0%
General Motors Co.		3,714	117
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (m)(o)		27,059	248
Hotels, Restaurants & Leisure - 0.4%
Extended Stay America, Inc. unit		604,400	9,852
Fiesta Restaurant Group, Inc. (m)		86,500	2,835
Station Holdco LLC (m)(o)(p)		4,160,035	15,101
Station Holdco LLC (m)(o)(q)		31,652	115
Station Holdco LLC:
unit (m)(o)(q)		47,684	28
warrants 6/15/18 (m)(o)(p)		165,967	96
			28,027
Household Durables - 0.4%
CalAtlantic Group, Inc.		142,640	4,767
Harman International Industries, Inc.		97,400	8,672
Jarden Corp. (m)		74,900	4,415
Lennar Corp. Class A		192,700	9,319
Taylor Morrison Home Corp. (m)		285,300	4,028
			31,201
Internet & Catalog Retail - 0.0%
Expedia, Inc.		30,500	3,289
Media - 0.4%
AMC Networks, Inc. Class A (m)		122,300	7,942
Naspers Ltd. Class N		65,500	9,144
Sinclair Broadcast Group, Inc. Class A		344,600	10,596
			27,682
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (m)		61,400	3,678
Michael Kors Holdings Ltd. (m)		64,400	3,668
			7,346

TOTAL CONSUMER DISCRETIONARY			123,133

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Health Corp.		45,100	4,678
Ovation Acquisition I LLC (o)		1,267,569	13
			4,691
Food Products - 0.0%
Reddy Ice Holdings, Inc. (m)		188,460	136

TOTAL CONSUMER STAPLES			4,827

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (m)		96,300	956
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Equity Partners LP		55,000	642

TOTAL ENERGY			1,598

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (m)		3,519,861	0
The Blackstone Group LP		156,700	4,395
			4,395
Consumer Finance - 0.1%
OneMain Holdings, Inc. (m)		182,500	5,006

TOTAL FINANCIALS			9,401

HEALTH CARE - 0.8%
Biotechnology - 0.4%
Biogen, Inc. (m)		33,600	8,747
Celgene Corp. (m)		86,200	8,628
Gilead Sciences, Inc.		110,200	10,123
			27,498
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. (m)		182,900	14,275
HealthSouth Corp. warrants 1/17/17 (m)		309	1
Rotech Healthcare, Inc. (m)		60,966	1,392
			15,668
Life Sciences Tools & Services - 0.0%
Quintiles Transnational Holdings, Inc. (m)		50,000	3,255
Pharmaceuticals - 0.2%
Allergan PLC (m)		52,300	14,018

TOTAL HEALTH CARE			60,439

INDUSTRIALS - 0.5%
Airlines - 0.1%
Air Canada (m)		725,700	5,007
Delta Air Lines, Inc.		68,600	3,339
			8,346
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (m)(o)		8,614,133	517
Marine - 0.0%
U.S. Shipping Partners Corp. (m)		10,813	2
U.S. Shipping Partners Corp. warrants 12/31/29 (m)		101,237	0
			2
Road & Rail - 0.1%
Avis Budget Group, Inc. (m)		124,700	3,412
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		109,700	3,524
HD Supply Holdings, Inc. (m)		250,000	8,268
Penhall Acquisition Co.:
Class A (m)		5,465	486
Class B (m)		1,821	162
United Rentals, Inc. (m)		171,500	10,666
			23,106
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (b)(m)		361,938	2,982

TOTAL INDUSTRIALS			38,365

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.1%
CDW Corp.		202,100	8,387
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (m)		237,100	18,738
Alphabet, Inc. Class A		16,900	12,893
Baidu.com, Inc. sponsored ADR (m)		24,100	4,600
Facebook, Inc. Class A (m)		69,700	7,953
			44,184
IT Services - 0.2%
MasterCard, Inc. Class A		57,200	5,405
PayPal Holdings, Inc. (m)		123,700	4,775
			10,180
Semiconductors & Semiconductor Equipment - 0.5%
Cypress Semiconductor Corp.		4,314	37
MagnaChip Semiconductor Corp. (m)(r)		44,695	243
NXP Semiconductors NV (m)		108,105	8,764
Qorvo, Inc. (m)		226,573	11,422
Skyworks Solutions, Inc.		215,900	16,819
			37,285
Software - 0.1%
Electronic Arts, Inc. (m)		60,900	4,026
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		72,200	7,869

TOTAL INFORMATION TECHNOLOGY			111,931

MATERIALS - 0.1%
Chemicals - 0.1%
LyondellBasell Industries NV Class A		36,200	3,098
Metals & Mining - 0.0%
Aleris Corp. (m)		34,504	355
Mirabela Nickel Ltd. (m)		2,233,475	142
			497

TOTAL MATERIALS			3,595

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (m)		250,100	9,579
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		6,687	264
TOTAL COMMON STOCKS
(Cost $396,185)			363,132

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (m)		75,817	638
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		7,700	7,077

TOTAL CONVERTIBLE PREFERRED STOCKS			7,715

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K 6.375%		198,576	5,524
TOTAL PREFERRED STOCKS
(Cost $13,205)			13,239
		Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 1.8%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		3,235	3,186
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		4,293	4,234
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,595	1,515
			5,749
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		2,286	1,859
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		6,262	6,261
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)		2,201	2,195
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		342	342
			10,657
Multiline Retail - 0.1%
Sears Holdings Corp. Tranche B, term loan 7/20/20 (c)(s)		3,725	3,669

TOTAL CONSUMER DISCRETIONARY			23,261

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (c)		2,505	2,489
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		6,117	6,125

TOTAL CONSUMER STAPLES			8,614

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,679	2,666
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)		1,594	1,555
			4,221
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (c)		233	231
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		5,268	4,407
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		7,428	7,307
Transfirst, Inc.:
Tranche 2LN, term loan 10.5% 11/12/22 (c)		400	400
Tranche B 1LN, term loan 6.25% 11/12/21 (c)		360	360
			12,474
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)		3,443	3,429
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (d)		1,866	280
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (c)		1,666	1,591
			1,871

TOTAL MATERIALS			5,300

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		3,797	3,571
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (c)		968	924
Tranche D 2LN, term loan 4.1031% 3/31/19 (c)		1,937	1,850
			2,774

TOTAL TELECOMMUNICATION SERVICES			6,345

UTILITIES - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		69,674	69,565
TOTAL BANK LOAN OBLIGATIONS
(Cost $132,251)			130,011

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 1.5625% 12/14/19 (c)		2,563	2,512
Goldman Sachs 1.56% 12/14/19(c)		2,711	2,657
Mizuho 1.5625% 12/14/19(c)		1,572	1,540
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $6,393)			6,709
		Shares	Value (000s)

Fixed-Income Funds - 6.0%
Fidelity Floating Rate Central Fund (t)
(Cost $458,504)		4,472,081	437,101
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (b)(e)		6,245	6,444
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (e)		6,885	5,872
FINANCIALS - 3.1%
Banks - 2.5%
Banco Do Brasil SA 9% (b)(c)(e)		5,205	3,747
Bank of America Corp.:
5.125% (c)(e)		9,825	9,430
5.2% (c)(e)		20,930	19,618
6.25% (c)(e)		6,570	6,469
8% (c)(e)		2,600	2,580
8.125% (c)(e)		1,840	1,869
Barclays Bank PLC 7.625% 11/21/22		7,970	8,788
Citigroup, Inc.:
5.8% (c)(e)		7,985	7,813
5.9% (c)(e)		11,900	11,780
5.95% (c)(e)		21,665	21,092
6.3% (c)(e)		1,975	1,944
JPMorgan Chase & Co.:
5% (c)(e)		11,815	11,431
5.3% (c)(e)		5,770	5,912
6% (c)(e)		19,830	20,155
6.125% (c)(e)		5,415	5,683
6.75% (c)(e)		2,975	3,300
Wells Fargo & Co.:
5.875% (c)(e)		17,295	18,767
5.9% (c)(e)		22,080	22,761
7.98% (c)(e)		1,675	1,740
			184,879
Capital Markets - 0.4%
Bank of Scotland 7.281% (c)(e)	GBP	2,200	3,640
Goldman Sachs Group, Inc.:
5.375% (c)(e)		4,785	4,730
5.7% (c)(e)		12,429	12,428
Morgan Stanley 5.55% (c)(e)		5,805	5,790
			26,588
Diversified Financial Services - 0.1%
Credit Agricole SA 8.125% (b)(c)(e)		5,255	5,253
Magnesita Finance Ltd.:
8.625% (b)(e)		2,515	1,498
8.625% (Reg. S) (e)		320	191
			6,942
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(e)	EUR	2,100	2,301
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (c)(e)	EUR	3,225	3,519
Society of Lloyd's 7.421% (c)(e)	GBP	2,600	4,057
			9,877

TOTAL FINANCIALS			228,286

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(e)		16,710	7,113
7.5% (Reg. S) (e)		250	106
			7,219
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (e)		7,750	3,036
TOTAL PREFERRED SECURITIES
(Cost $265,778)			250,857
		Shares	Value (000s)

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.39% (u)		300,295,427	300,295
Fidelity Securities Lending Cash Central Fund, 0.42% (u)(v)		190,300	190
TOTAL MONEY MARKET FUNDS
(Cost $300,485)			300,485
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $7,346,314)			7,258,007
NET OTHER ASSETS (LIABILITIES) - 0.5%			38,473
NET ASSETS - 100%			$7,296,480

Futures Contracts

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
134 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	29,313	$0
256 CBOT Ultra Long Term U.S. Treasury Note Contracts (United States)	June 2016	44,168	(283)
TOTAL FUTURES CONTRACTS			$(283)

The face value of futures purchased as a percentage of Net Assets is 1%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount(000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid)(000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Jun. 2018	USD 6,200	3-month LIBOR	1.25%	$(17)	$0	$(17)
LCH	Jun. 2021	3,600	3-month LIBOR	2.0%	(35)	0	(35)
LCH	Jun. 2026	2,100	3-month LIBOR	2.25%	(28)	0	(28)
LCH	Jun. 2046	8,300	3-month LIBOR	2.5%	(142)	0	(142)

TOTAL INTEREST RATE SWAPS					$(222)	$0	$(222)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for the centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,458,857,000 or 20.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,614,000.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,288,000.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Quantity represents share amount.

 (m) Non-income producing

 (n) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,117,000 or 0.2% of net assets.

 (p) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (q) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (r) Security or a portion of the security is on loan at period end.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$52
Ovation Acquisition I LLC	12/23/15	$13
Station Holdco LLC	6/17/11 - 4/1/13	$4,255
Station Holdco LLC	4/1/13	$36
Station Holdco LLC unit	3/12/13 - 4/1/13	$2
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$12,787
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$271
Fidelity Floating Rate Central Fund	5,816
Fidelity Securities Lending Cash Central Fund	6
Total	$6,093

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$437,280	$--	$--	$437,101	30.4%
Total	$437,280	$--	$--	$437,101

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$123,133	$101,009	$248	$21,876
Consumer Staples	5,465	4,678	136	651
Energy	1,598	1,598	--	--
Financials	14,925	14,925	--	--
Health Care	67,516	66,124	--	1,392
Industrials	38,365	34,216	--	4,149
Information Technology	111,931	111,931	--	--
Materials	3,595	3,098	--	497
Telecommunication Services	9,579	9,579	--	--
Utilities	264	264	--	--
Corporate Bonds	3,245,292	--	3,244,622	670
U.S. Government and Government Agency Obligations	1,010,274	--	1,010,274	--
U.S. Government Agency - Mortgage Securities	79,250	--	79,250	--
Collateralized Mortgage Obligations	262,593	--	262,593	--
Commercial Mortgage Securities	74,898	--	74,898	--
Foreign Government and Government Agency Obligations	1,080,935	--	1,075,695	5,240
Supranational Obligations	3,231	--	3,231	--
Bank Loan Obligations	130,011	--	123,820	6,191
Sovereign Loan Participations	6,709	--	--	6,709
Fixed-Income Funds	437,101	437,101	--	--
Preferred Securities	250,857	--	250,857	--
Money Market Funds	300,485	300,485	--	--
Total Investments in Securities:	$7,258,007	$1,085,008	$6,125,624	$47,375
Derivative Instruments:
Liabilities
Futures Contracts	$(283)	$(283)	$--	$--
Swaps	(222)	--	(222)	--
Total Liabilities	$(505)	$(283)	$(222)	$--
Total Derivative Instruments:	$(505)	$(283)	$(222)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $7,323,850,000. Net unrealized depreciation aggregated $65,843,000, of which $296,158,000 related to appreciated investment securities and $362,001,000 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Multi-Asset Income Fund

March 31, 2016

AMAI-QTLY-0516
1.9865901.100

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 48.5%
	Principal Amount	Value
Convertible Bonds - 4.3%
CONSUMER DISCRETIONARY - 1.4%
Media - 1.4%
Liberty Media Corp. 3.5% 1/15/31	$960,000	$508,514
INFORMATION TECHNOLOGY - 2.9%
Internet Software & Services - 1.8%
Twitter, Inc. 1% 9/15/21	745,000	623,938
Software - 0.5%
TiVo, Inc. 2% 10/1/21	200,000	186,125
Technology Hardware, Storage & Peripherals - 0.6%
BlackBerry Ltd. 6% 11/13/20 (Reg. S)	200,000	213,875
TOTAL INFORMATION TECHNOLOGY		1,023,938

TOTAL CONVERTIBLE BONDS		1,532,452

Nonconvertible Bonds - 44.2%
CONSUMER DISCRETIONARY - 10.4%
Hotels, Restaurants & Leisure - 3.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	465,000	481,833
Landry's Holdings II, Inc. 10.25% 1/1/18 (a)	635,000	631,825
		1,113,658
Household Durables - 1.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 8.5% 5/15/18 (b)	580,000	580,000
Media - 4.0%
21st Century Fox America, Inc. 7.75% 12/1/45	10,000	13,206
Altice SA 7.75% 5/15/22 (a)	610,000	600,289
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25 (a)	5,000	5,276
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	650,000	646,750
Time Warner Cable, Inc.:
5.875% 11/15/40	75,000	77,637
6.55% 5/1/37	105,000	115,271
		1,458,429
Multiline Retail - 1.7%
JC Penney Corp., Inc. 8.125% 10/1/19	580,000	595,950
TOTAL CONSUMER DISCRETIONARY		3,748,037
CONSUMER STAPLES - 3.8%
Beverages - 0.1%
Constellation Brands, Inc. 4.25% 5/1/23	30,000	30,675
Food & Staples Retailing - 1.6%
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	620,000	573,500
Food Products - 0.9%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (a)	400,000	350,000
Tobacco - 1.2%
Vector Group Ltd. 7.75% 2/15/21	410,000	430,500
TOTAL CONSUMER STAPLES		1,384,675
ENERGY - 4.6%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (a)	25,000	21,513
Oil, Gas & Consumable Fuels - 4.5%
Antero Resources Finance Corp. 5.375% 11/1/21	195,000	180,375
Chesapeake Energy Corp. 6.125% 2/15/21	30,000	11,550
Petrobras International Finance Co. Ltd. 5.75% 1/20/20	15,000	13,031
Petroleos Mexicanos:
3.5% 7/23/20	10,000	9,738
5.5% 6/27/44	15,000	12,464
5.625% 1/23/46	620,000	521,048
Sabine Pass Liquefaction LLC 5.625% 3/1/25	490,000	467,338
The Williams Companies, Inc. 5.75% 6/24/44	20,000	13,300
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	465,000	413,850
		1,642,694
TOTAL ENERGY		1,664,207
FINANCIALS - 6.7%
Banks - 3.5%
Corestates Capital III 1.1872% 2/15/27 (a)(b)	430,000	346,150
JPMorgan Chase Capital XIII 1.5786% 9/30/34 (b)	520,000	409,448
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	30,395
SunTrust Capital III 1.2839% 3/15/28 (b)	617,000	470,463
		1,256,456
Capital Markets - 1.1%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	295,000	313,585
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	30,485
Lazard Group LLC 4.25% 11/14/20	10,000	10,447
Morgan Stanley 5% 11/24/25	30,000	32,481
		386,998
Diversified Financial Services - 1.9%
ILFC E-Capital Trust I 4.24% 12/21/65 (a)(b)	860,000	696,600
Real Estate Investment Trusts - 0.1%
Equity One, Inc. 3.75% 11/15/22	30,000	30,095
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	16,193
		46,288
Real Estate Management & Development - 0.1%
Liberty Property LP 4.75% 10/1/20	20,000	21,606
TOTAL FINANCIALS		2,407,948
HEALTH CARE - 3.7%
Biotechnology - 0.6%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	245,000	216,213
Health Care Providers & Services - 2.3%
HCA Holdings, Inc.:
4.25% 10/15/19	255,000	262,809
6.5% 2/15/20	10,000	10,975
Tenet Healthcare Corp. 5% 3/1/19	560,000	553,700
		827,484
Pharmaceuticals - 0.8%
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (a)	280,000	278,600
TOTAL HEALTH CARE		1,322,297
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.5%
TransDigm, Inc. 6.5% 5/15/25	180,000	175,950
Airlines - 1.5%
Air Canada 7.75% 4/15/21 (a)	560,000	551,600
Commercial Services & Supplies - 4.1%
ADT Corp. 6.25% 10/15/21	780,000	783,900
APX Group, Inc. 6.375% 12/1/19	580,000	581,740
Garda World Security Corp. 7.25% 11/15/21 (a)	145,000	111,650
		1,477,290
Road & Rail - 1.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6.375% 4/1/24 (a)	370,000	370,426
Hertz Corp. 6.25% 10/15/22	220,000	220,000
		590,426
TOTAL INDUSTRIALS		2,795,266
INFORMATION TECHNOLOGY - 2.3%
Internet Software& Services - 0.7%
VeriSign, Inc. 5.25% 4/1/25	260,000	261,950
Semiconductors & Semiconductor Equipment - 1.1%
Micron Technology, Inc. 5.5% 2/1/25	470,000	380,994
Software - 0.5%
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	190,000	195,795
TOTAL INFORMATION TECHNOLOGY		838,739
MATERIALS - 1.0%
Containers & Packaging - 1.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	375,525	352,845
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc. 6.55% 9/15/43	30,000	39,461
Wireless Telecommunication Services - 2.0%
Neptune Finco Corp. 10.125% 1/15/23 (a)	280,000	299,600
Sprint Communications, Inc. 7% 3/1/20 (a)	25,000	25,000
T-Mobile U.S.A., Inc. 6.5% 1/15/24	385,000	400,400
		725,000
TOTAL TELECOMMUNICATION SERVICES		764,461
UTILITIES - 1.8%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	36,957
Independent Power and Renewable Electricity Producers - 1.7%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	31,181
Dynegy, Inc.:
7.375% 11/1/22	465,000	430,125
7.625% 11/1/24	185,000	167,888
		629,194
TOTAL UTILITIES		666,151

TOTAL NONCONVERTIBLE BONDS		15,944,626

TOTAL CORPORATE BONDS
(Cost $17,552,624)		17,477,078

U.S. Government and Government Agency Obligations - 3.5%
U.S. Treasury Inflation-Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	20,122	19,523
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	30,000	30,653

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		50,176

U.S. Treasury Obligations - 3.3%
U.S. Treasury Bonds:
2.5% 2/15/46	$375,000	$365,684
3% 11/15/45	83,000	89,637
U.S. Treasury Notes:
0.875% 11/30/17	370,000	370,911
1.125% 1/15/19	45,000	45,357
1.75% 12/31/20	254,000	260,330
2% 8/15/25	70,000	71,370

TOTAL U.S. TREASURY OBLIGATIONS		1,203,289

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,234,828)		1,253,465

Municipal Securities - 0.0%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $13,897)	15,000	14,027

Foreign Government and Government Agency Obligations - 3.0%
Argentine Republic 7% 4/17/17	$440,000	$444,009
Brazilian Federative Republic:
4.25% 1/7/25	500,000	458,750
5% 1/27/45	200,000	160,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,026,640)		1,062,759
	Shares	Value

Common Stocks - 20.0%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
General Motors Co.	1,930	60,660
Multiline Retail - 0.2%
Target Corp.	782	64,343
Specialty Retail - 0.1%
Stage Stores, Inc.	5,520	44,491

TOTAL CONSUMER DISCRETIONARY		169,494

CONSUMER STAPLES - 3.6%
Beverages - 1.4%
Cott Corp.	31,300	435,007
The Coca-Cola Co.	1,188	55,111
		490,118
Food Products - 2.1%
B&G Foods, Inc. Class A	21,879	761,608
Household Products - 0.1%
Procter & Gamble Co.	657	54,078

TOTAL CONSUMER STAPLES		1,305,804

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Ensco PLC Class A	3,673	38,089
Oil, Gas & Consumable Fuels - 2.7%
Chevron Corp.	655	62,487
Scorpio Tankers, Inc.	129,100	752,653
Suncor Energy, Inc.	2,439	67,926
The Williams Companies, Inc.	4,580	73,601
		956,667

TOTAL ENERGY		994,756

FINANCIALS - 0.7%
Banks - 0.3%
First Niagara Financial Group, Inc.	5,704	55,215
Regions Financial Corp.	6,001	47,108
		102,323
Capital Markets - 0.3%
Ares Capital Corp.	3,688	54,730
State Street Corp.	886	51,849
		106,579
Insurance - 0.1%
Chubb Ltd.	433	51,592

TOTAL FINANCIALS		260,494

HEALTH CARE - 2.4%
Biotechnology - 0.1%
AbbVie, Inc.	806	46,039
Pharmaceuticals - 2.3%
GlaxoSmithKline PLC	2,608	52,794
Johnson & Johnson	7,195	778,499
		831,293

TOTAL HEALTH CARE		877,332

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	594	62,649
Electrical Equipment - 0.2%
Emerson Electric Co.	1,145	62,265

TOTAL INDUSTRIALS		124,914

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	2,140	60,926
Internet Software & Services - 1.5%
Yahoo!, Inc. (c)	14,908	548,763
IT Services - 2.4%
First Data Corp. Class A (c)	4,623	59,822
IBM Corp.	4,907	743,165
Paychex, Inc.	1,200	64,812
		867,799
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	10,285	1,120,957

TOTAL INFORMATION TECHNOLOGY		2,598,445

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	18,225	713,873
Verizon Communications, Inc.	1,105	59,758
		773,631
UTILITIES - 0.3%
Electric Utilities - 0.3%
Exelon Corp.	1,718	61,607
Southern Co.	1,145	59,231
		120,838
TOTAL COMMON STOCKS
(Cost $6,914,295)		7,225,708

Preferred Stocks - 12.1%
Convertible Preferred Stocks - 10.6%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kinder Morgan, Inc. Series A 9.75%	3,200	144,320
FINANCIALS - 3.5%
Banks - 1.9%
Wells Fargo & Co. 7.50% (c)	570	686,856
Real Estate Investment Trusts - 1.6%
Weyerhaeuser Co. Series A, 6.375% (c)	11,600	592,992
TOTAL FINANCIALS		1,279,848
HEALTH CARE - 2.4%
Health Care Providers & Services - 0.8%
Anthem, Inc. 5.25% (c)	5,900	275,471
Pharmaceuticals - 1.6%
Allergan PLC 5.50%	270	248,168
Teva Pharmaceutical Industries Ltd. 7%	390	344,737
		592,905
TOTAL HEALTH CARE		868,376
MATERIALS - 0.7%
Metals & Mining - 0.7%
Alcoa, Inc. Series 1, 5.375% (c)	7,400	244,126
UTILITIES - 3.6%
Independent Power and Renewable Electricity Producers - 1.1%
Dynegy, Inc. 5.375%	7,200	385,200
Multi-Utilities - 2.5%
CenterPoint Energy, Inc. 2.00% ZENS (c)	14,200	896,375
TOTAL UTILITIES		1,281,575

TOTAL CONVERTIBLE PREFERRED STOCKS		3,818,245

Nonconvertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Capital Markets - 1.5%
GMAC Capital Trust I Series 2, 8.125%	21,460	525,985
TOTAL PREFERRED STOCKS
(Cost $4,195,603)		4,344,230
	Principal Amount	Value

Bank Loan Obligations - 4.3%
CONSUMER DISCRETIONARY - 2.8%
Diversified Consumer Services - 1.6%
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	294,293	286,273
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	359,271	308,973
		595,246
Specialty Retail - 1.2%
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	438,894	436,810

TOTAL CONSUMER DISCRETIONARY		1,032,056

CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.5%
Albertson's LLC Tranche B 3LN, term loan 5.125% 8/25/19 (b)	528,052	527,392
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,520,570)		1,559,448

Preferred Securities - 6.8%
FINANCIALS - 5.2%
Banks - 4.6%
BAC Capital Trust XIV 4% (b)(d)	275,000	200,752
JPMorgan Chase & Co.:
6.75% (b)(d)	250,000	277,282
7.9% (b)(d)	370,000	382,299
USB Capital IX 3.5% (b)(d)	300,000	224,246
Wells Fargo & Co. 7.98% (b)(d)	545,000	566,030
		1,650,609
Capital Markets - 0.6%
Goldman Sachs Capital II 4% (b)(d)	334,000	240,127

TOTAL FINANCIALS		1,890,736

INDUSTRIALS - 1.6%
Industrial Conglomerates - 1.6%
General Electric Co. 5% (b)(d)	555,000	577,201
TOTAL PREFERRED SECURITIES
(Cost $2,413,242)		2,467,937
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.39% (e)
(Cost $481,351)	481,351	481,351
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $35,353,050)		35,886,003
NET OTHER ASSETS (LIABILITIES) - 0.5%		175,168
NET ASSETS - 100%		$36,061,171

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,587,217 or 18.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$900
Total	$900

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$169,494	$169,494	$--	$--
Consumer Staples	1,305,804	1,305,804	--	--
Energy	1,139,076	1,139,076	--	--
Financials	2,066,327	2,066,327	--	--
Health Care	1,745,708	1,692,914	52,794	--
Industrials	124,914	124,914	--	--
Information Technology	2,598,445	2,598,445	--	--
Materials	244,126	244,126	--	--
Telecommunication Services	773,631	773,631	--	--
Utilities	1,402,413	506,038	896,375	--
Corporate Bonds	17,477,078	--	17,477,078	--
U.S. Government and Government Agency Obligations	1,253,465	--	1,253,465	--
Municipal Securities	14,027	--	14,027	--
Foreign Government and Government Agency Obligations	1,062,759	--	1,062,759	--
Bank Loan Obligations	1,559,448	--	1,559,448	--
Preferred Securities	2,467,937	--	2,467,937	--
Money Market Funds	481,351	481,351	--	--
Total Investments in Securities:	$35,886,003	$11,102,120	$24,783,883	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $35,612,971. Net unrealized appreciation aggregated $273,032, of which $1,362,070 related to appreciated investment securities and $1,089,038 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016